UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-06650

Lord abbett research fund, inc.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302
(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 11/30

Date of reporting period: 11/30/2014

Item 1:	Report(s) to Shareholders.

2014 LORD ABBETT
ANNUAL REPORT

Lord Abbett

Calibrated Dividend Growth Fund

For the fiscal year ended November 30, 2014

1	A Letter to Shareholders

4	Investment Comparison

5	Information About Your Fund’s Expenses and Holdings Presented by Sector

7	Schedule of Investments

12	Statement of Assets and Liabilities

14	Statement of Operations

15	Statements of Changes in Net Assets

16	Financial Highlights

24	Notes to Financial Statements

35	Report of Independent Registered Public Accounting Firm

36	Supplemental Information to Shareholders

Lord Abbett Research Fund

Lord Abbett Calibrated Dividend Growth Fund

Annual Report

For the fiscal year ended November 30, 2014

Daria L. Foster, Director, President and Chief Executive Officer of the Lord Abbett Funds, and E. Thayer Bigelow, Independent Chairman of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this overview of the performance of Lord Abbett Calibrated Dividend Growth Fund for the fiscal year ended November 30, 2014. On this page and the following pages, we discuss the major factors that influenced fiscal year performance. For detailed and more timely information about the Fund, please visit our website at www.lordabbett.com, where you also can access the quarterly commentaries that provide updates on the Fund’s performance and other portfolio related updates.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster
Director, President and Chief Executive Officer

For the fiscal year ended November 30, 2014, the Fund returned 13.28%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the S&P 500® Index,1 which returned 16.86% over the same period.

Equity markets significantly increased during the trailing 12-month period, with the S&P 500 reaching a new all-time high on November 26, 2014. Despite the general trend upward in the equity markets over this time frame, there were a few periods of short-term volatility, most recently in October 2014, when the market corrected nearly 10%, before resuming its upward trend, and in January 2014, when the S&P 500 dropped by 3.6%. The U.S. economy contracted during the first quarter of 2014, by 2.1%, the worst quarterly GDP growth rate since the first quarter of 2009. The equity markets also shook off a disappointing first quarter GDP report, as

1

investors considered the 2.1% annualized contraction as “temporary.”

Among the main detractors from relative performance were overweight positions in Helmerich & Payne Inc., an oil and gas driller, and Occidental Petroleum, an oil and gas exploration and production company. Their weakness was primarily the result of Brent and WTI prices entering bear market territory. Another detractor from relative performance was IBM Corp., an information technology company. This stock’s underperformance was the result of an uncharacteristic earnings miss in the third quarter. Last, the Fund’s overweight position in Aflac Inc., an insurance company, detracted from relative performance, following a second quarter in which U.S. sales disappointed.

A major contributor to relative performance during the period was AbbVie Inc., a research-based pharmaceuticals company. AbbVie reported a strong third quarter, in which revenues increased by 8%. Lowe’s Companies Inc., the home improvement retailer, also lifted relative performance as third quarter results underscored the continued progress being made at the firm on both the top and bottom line. Intel Corp., the designer and manufacturer of integrated digital technology platforms, aided performance as well. Intel announced in the second quarter that it had entered into an agreement with Rockchip, a company deeply involved in China’s tablet ecosystem. Last, an overweight position in 3M Company, a diversified technology company, helped performance, as earnings and organic revenue growth in the third quarter were particularly strong.

The Fund’s portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

2

1 The S&P 500® Index is widely regarded as the standard for measuring large cap U.S. stock market performance and includes a representative sample of leading companies in leading industries.

Unless otherwise specified, indexes reflect total return, with all dividends reinvested. Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information

Performance data quoted in the following pages reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month end by calling Lord Abbett at 888-522-2388 or referring to www.lordabbett.com.

Except where noted, comparative Fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Fund offers classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Fund’s prospectus.

During certain periods shown, expense waivers and reimbursements were in place. Without such expense waivers and reimbursements, the Fund’s returns would have been lower.

The annual commentary above discusses the views of the Fund’s management and various portfolio holdings of the Fund as of November 30, 2014. These views and portfolio holdings may have changed after this date. Information provided in the commentary is not a recommendation to buy or sell securities. Because the Fund’s portfolio is actively managed and may change significantly, the Fund may no longer own the securities described above or may have otherwise changed its positions in the securities. For more recent information about the Fund’s portfolio holdings, please visit www.lordabbett.com.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund’s prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks including possible loss of principal amount invested.

3

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in both the S&P 500® Index and the S&P 900® 10-Year Dividend Growth Index, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

The S&P 900® 10-Year Dividend Growth Index is a custom index that, along with changes in the Fund’s investment strategy, the Fund began disclosing in its prospectus effective September 27, 2012. The graph shows the index’s performance from that date.

Average Annual Total Returns at Maximum Applicable

Sales Charge for the Periods Ended November 30, 2014

	1 Year	5 Years	10 Years	Life of Class
Class A3	6.77%	12.27%	6.97%	—
Class B4	7.43%	12.57%	7.04%	—
Class C5	11.42%	12.82%	6.89%	—
Class F6	13.46%	13.83%	—	7.00%
Class I7	13.54%	13.93%	7.94%	—
Class P7	13.03%	13.43%	7.47%	—
Class R2[6]	12.86%	13.27%	—	6.57%
Class R3[6]	13.05%	13.40%	—	6.58%

1 Reflects the deduction of the maximum initial sales charge of 5.75%.

2 Performance for each unmanaged index does not reflect any fees or expenses. The performance of each index is not necessarily representative of the Fund’s performance.

3 Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 5.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended November 30, 2014, is calculated using the SEC-required uniform method to compute such return.

4 Performance reflects the deduction of a CDSC of 5% for 1 year, 2% for 5 years and 0% for 10 years. Class B shares automatically convert to Class A shares after approximately 8 years. (There is no initial sales charge for automatic conversions.)

5 The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

6 Commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

7 Performance is at net asset value.

4

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2014 through November 30, 2014).

Actual Expenses

For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 6/1/14 – 11/30/14” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	6/1/14	11/30/14	6/1/14 - 11/30/14
Class A
Actual	$1,000.00	$1,069.10	$4.41
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.81	$4.31
Class B
Actual	$1,000.00	$1,064.80	$8.28
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.05	$8.09
Class C
Actual	$1,000.00	$1,064.50	$8.23
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.10	$8.04
Class F
Actual	$1,000.00	$1,070.00	$3.63
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.56	$3.55
Class I
Actual	$1,000.00	$1,070.10	$3.11
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.06	$3.04
Class P
Actual	$1,000.00	$1,067.80	$5.44
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.80	$5.32
Class R2
Actual	$1,000.00	$1,066.60	$6.22
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.05	$6.07
Class R3
Actual	$1,000.00	$1,068.10	$5.65
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.60	$5.52

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.85% for Class A, 1.60% for Class B, 1.59% for Class C, 0.70% for Class F, 0.60% for Class I, 1.05% for Class P, 1.20% for Class R2 and 1.09% for Class R3) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

November 30, 2014

Sector*	%**
Consumer Discretionary	11.21%
Consumer Staples	18.78%
Energy	7.78%
Financials	6.00%
Health Care	10.28%
Industrials	18.70%

Sector*	%**
Information Technology	10.34%
Materials	7.02%
Telecommunication Services	2.33%
Utilities	7.03%
Repurchase Agreement	0.53%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

6

Schedule of Investments

November 30, 2014

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.38%

Aerospace & Defense 5.94%
General Dynamics Corp.	82,500	$11,992
Lockheed Martin Corp.	208,261	39,894
United Technologies Corp.	681,500	75,020
Total		126,906

Air Freight & Logistics 0.18%
FedEx Corp.	21,935	3,908

Auto Components 0.97%
Johnson Controls, Inc.	413,200	20,660

Beverages 4.27%
Coca-Cola Co. (The)	770,779	34,554
PepsiCo, Inc.	566,602	56,717
Total		91,271

Capital Markets 1.69%
Eaton Vance Corp.	55,502	2,319
Franklin Resources, Inc.	531,057	30,196
SEI Investments Co.	92,079	3,649
Total		36,164

Chemicals 6.50%
Airgas, Inc.	59,900	6,926
Albemarle Corp.	213,242	12,590
Ecolab, Inc.	59,700	6,504
International Flavors & Fragrances, Inc.	112,700	11,402
Monsanto Co.	543,449	65,165
PPG Industries, Inc.	90,468	19,796
Praxair, Inc.	22,437	2,881
Valspar Corp. (The)	163,066	13,683
Total		138,947

Commercial Services & Supplies 0.44%
Republic Services, Inc.	237,100	9,392

Communications Equipment 2.86%
QUALCOMM, Inc.	839,726	61,216

Investments	Shares	Fair Value (000)
Containers & Packaging 0.10%
Bemis Co., Inc.	53,711	$2,145

Distributors 0.41%
Genuine Parts Co.	84,500	8,685

Diversified Telecommunication Services 2.32%
AT&T, Inc.	1,403,764	49,665

Electric: Utilities 4.71%
Edison International	318,900	20,269
NextEra Energy, Inc.	319,667	33,370
Northeast Utilities	82,922	4,199
PPL Corp.	289,769	10,296
Westar Energy, Inc.	204,800	8,006
Xcel Energy, Inc.	721,800	24,498
Total		100,638

Electrical Equipment 0.59%
Emerson Electric Co.	198,488	12,654

Energy Equipment & Services 0.92%
Helmerich & Payne, Inc.	284,008	19,753

Food & Staples Retailing 7.58%
CVS Health Corp.	148,000	13,522
Sysco Corp.	458,000	18,439
Wal-Mart Stores, Inc.	759,770	66,510
Walgreen Co.	925,419	63,493
Total		161,964

Food Products 1.48%
Archer-Daniels-Midland Co.	41,300	2,176
Bunge Ltd.	184,671	16,762
General Mills, Inc.	140,600	7,417
McCormick & Co., Inc.	70,900	5,270
Total		31,625

Gas Utilities 1.03%
AGL Resources, Inc.	45,500	2,380
Atmos Energy Corp.	125,000	6,713
UGI Corp.	340,850	12,853
Total		21,946

See Notes to Financial Statements.	7

Schedule of Investments (continued)

November 30, 2014

Investments	Shares	Fair Value (000)
Health Care Equipment & Supplies 3.40%
Becton, Dickinson & Co.	27,400	$3,845
C.R. Bard, Inc.	105,397	17,638
Medtronic, Inc.	694,503	51,303
Total		72,786

Health Care Providers & Services 1.70%
Cardinal Health, Inc.	441,752	36,308

Hotels, Restaurants & Leisure 1.32%
McDonald’s Corp.	291,626	28,232

Household Durables 0.45%
Leggett & Platt, Inc.	226,833	9,547

Household Products 4.44%
Church & Dwight Co., Inc.	47,100	3,613
Colgate-Palmolive Co.	331,800	23,090
Kimberly-Clark Corp.	303,315	35,363
Procter & Gamble Co. (The)	362,400	32,772
Total		94,838

Industrial Conglomerates 3.66%
3M Co.	488,810	78,254

Information Technology Services 3.22%
Automatic Data Processing, Inc.	149,100	12,769
International Business Machines Corp.	346,150	56,135
Total		68,904

Insurance 4.16%
ACE Ltd. (Switzerland)(a)	411,721	47,076
Aflac, Inc.	492,565	29,421
PartnerRe Ltd.	106,600	12,420
Total		88,917

Leisure Products 1.20%
Hasbro, Inc.	434,732	25,736

Investments	Shares	Fair Value (000)
Machinery 5.08%
Caterpillar, Inc.	402,505	$40,492
Deere & Co.	553,600	47,953
Dover Corp.	27,800	2,140
Stanley Black & Decker, Inc.	138,600	13,089
Valmont Industries, Inc.	37,300	5,044
Total		108,718

Metals & Mining 0.42%
Nucor Corp.	167,100	8,962

Multi-Line Retail 0.42%
Target Corp.	120,700	8,932

Multi-Utilities 1.29%
Alliant Energy Corp.	46,700	2,936
Consolidated Edison, Inc.	196,000	12,378
SCANA Corp.	215,751	12,304
Total		27,618

Oil, Gas & Consumable Fuels 6.85%
Chevron Corp.	638,962	69,564
EOG Resources, Inc.	38,734	3,359
Murphy Oil Corp.	160,882	7,790
Occidental Petroleum Corp.	587,597	46,873
ONEOK, Inc.	140,500	7,609
Williams Cos., Inc. (The)	217,000	11,230
Total		146,425

Pharmaceuticals 5.17%
AbbVie, Inc.	1,106,707	76,584
Johnson & Johnson	313,623	33,950
Total		110,534

Professional Services 0.78%
Robert Half International, Inc.	294,900	16,747

Road & Rail 1.78%
Norfolk Southern Corp.	341,118	38,082

8	See Notes to Financial Statements.

Schedule of Investments (continued)

November 30, 2014

Investments	Shares	Fair Value (000)
Semiconductors & Semiconductor Equipment 4.24%
Intel Corp.	2,101,500	$78,281
Microchip Technology, Inc.	275,167	12,424
Total		90,705

Specialty Retail 4.10%
Lowe’s Cos., Inc.	1,107,175	70,671
Ross Stores, Inc.	186,544	17,065
Total		87,736

Textiles, Apparel & Luxury Goods 2.34%
NIKE, Inc. Class B	65,000	6,454
VF Corp.	579,014	43,524
Total		49,978

Thrifts & Mortgage Finance 0.15%
People’s United Financial, Inc.	211,354	3,124

Tobacco 1.00%
Altria Group, Inc.	424,715	21,346

Trading Companies & Distributors 0.22%
MSC Industrial Direct Co., Inc. Class A	33,200	2,578
W.W. Grainger, Inc.	8,600	2,113
Total		4,691
Total Common Stocks (cost $1,883,145,512)		2,124,659

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 0.53%

Repurchase Agreement
Repurchase Agreement dated 11/28/2014, Zero Coupon due 12/1/2014 with Fixed Income Clearing Corp. collateralized by $11,865,000 of U.S. Treasury Note at 1.00% due 11/30/2019; value: $11,583,206; proceeds: $11,356,053 (cost $11,356,053)	$11,356	$11,356
Total Investments in Securities 99.91% (cost $1,894,501,565)		2,136,015
Cash and Other Assets in Excess of Liabilities(b) 0.09%		1,975
Net Assets 100.00%		$2,137,990

(a)	Foreign security traded in U.S. dollars.
(b)	Cash and Other Assets in Excess of Liabilities include net unrealized appreciation on futures contracts as follows:

See Notes to Financial Statements.	9

Schedule of Investments (concluded)

November 30, 2014

Open Futures Contracts at November 30, 2014:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
E-Mini S&P 500 Index	December 2014	84	Long	$8,678,460	$359,274

The following is a summary of the inputs used as of November 30, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$2,124,659	$—	$—	$2,124,659
Repurchase Agreement	—	11,356	—	11,356
Total	$2,124,659	$11,356	$—	$2,136,015

Other Financial Instruments
Futures Contracts
Assets	$359	$—	$—	$359
Liabilities	—	—	—	—
Total	$359	$—	$—	$359

(1)	Refer to note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the fiscal year ended November 30, 2014.

10	See Notes to Financial Statements.

This page is intentionally left blank.

11

Statement of Assets and Liabilities

November 30, 2014

ASSETS:
Investments in securities, at fair value (cost $1,894,501,565)	$2,136,014,629
Cash	34
Deposits with brokers for futures collateral	386,400
Receivables:
Investment securities sold	7,334,476
Dividends	5,804,974
Capital shares sold	2,314,615
From advisor (See Note 3)	393,393
Prepaid expenses and other assets	138,512
Total assets	2,152,387,033
LIABILITIES:
Payables:
Investment securities purchased	8,689,017
Capital shares reacquired	3,070,535
Management fee	1,074,078
12b-1 distribution fees	585,232
Directors’ fees	306,615
Fund administration	69,148
Variation margin	25,234
Accrued expenses	577,020
Total liabilities	14,396,879
NET ASSETS	$2,137,990,154
COMPOSITION OF NET ASSETS:
Paid-in capital	$1,632,437,932
Undistributed net investment income	5,091,119
Accumulated net realized gain on investments, futures contracts and foreign currency related transactions	258,588,765
Net unrealized appreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	241,872,338
Net Assets	$2,137,990,154

12	See Notes to Financial Statements.

Statement of Assets and Liabilities (concluded)

November 30, 2014

Net assets by class:
Class A Shares	$1,663,444,055
Class B Shares	$33,640,694
Class C Shares	$272,167,401
Class F Shares	$123,836,266
Class I Shares	$17,061,221
Class P Shares	$2,713,817
Class R2 Shares	$1,939,631
Class R3 Shares	$23,187,069
Outstanding shares by class:
Class A Shares (400 million shares of common stock authorized, $.001 par value)	98,031,582
Class B Shares (30 million shares of common stock authorized, $.001 par value)	2,000,037
Class C Shares (40 million shares of common stock authorized, $.001 par value)	16,187,451
Class F Shares (30 million shares of common stock authorized, $.001 par value)	7,301,958
Class I Shares (100 million shares of common stock authorized, $.001 par value)	999,213
Class P Shares (20 million shares of common stock authorized, $.001 par value)	159,436
Class R2 Shares (30 million shares of common stock authorized, $.001 par value)	113,744
Class R3 Shares (30 million shares of common stock authorized, $.001 par value)	1,371,546
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$16.97
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$18.01
Class B Shares-Net asset value	$16.82
Class C Shares-Net asset value	$16.81
Class F Shares-Net asset value	$16.96
Class I Shares-Net asset value	$17.07
Class P Shares-Net asset value	$17.02
Class R2 Shares-Net asset value	$17.05
Class R3 Shares-Net asset value	$16.91

See Notes to Financial Statements.	13

Statement of Operations

For the Year Ended November 30, 2014

Investment income:
Dividends	$50,492,045
Total investment income	50,492,045
Expenses:
Management fee	12,758,208
12b-1 distribution plan-Class A	4,021,856
12b-1 distribution plan-Class B	372,619
12b-1 distribution plan-Class C	2,497,978
12b-1 distribution plan-Class F	103,678
12b-1 distribution plan-Class P	11,392
12b-1 distribution plan-Class R2	14,149
12b-1 distribution plan-Class R3	106,421
Shareholder servicing	2,460,277
Fund administration	818,896
Reports to shareholders	211,537
Registration	201,619
Custody	88,533
Directors’ fees	81,888
Professional	59,321
Other	114,030
Gross expenses	23,922,402
Expense reductions (See Note 9)	(1,662)
Management fee waived (See Note 3)	(4,509,201)
Net expenses	19,411,539
Net investment income	31,080,506
Net realized and unrealized gain (loss):
Net realized gain on investments, futures contracts and foreign currency related transactions	262,144,241
Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	(38,934,966)
Net realized and unrealized gain	223,209,275
Net Increase in Net Assets Resulting From Operations	$254,289,781

14	See Notes to Financial Statements.

Statements of Changes in Net Assets

	For the Year Ended	For the Year Ended
INCREASE IN NET ASSETS	November 30, 2014	November 30, 2013
Operations:
Net investment income	$31,080,506	$19,647,886
Net realized gain on investments, futures contracts and foreign currency related transactions	262,144,241	107,366,696
Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	(38,934,966)	139,884,012
Net increase in net assets resulting from operations	254,289,781	266,898,594
Distributions to shareholders from:
Net investment income
Class A	(24,669,258)	(22,898,774)
Class B	(302,522)	(511,054)
Class C	(2,143,502)	(1,473,734)
Class F	(1,732,449)	(828,581)
Class I	(316,200)	(174,137)
Class P	(34,032)	(33,659)
Class R2	(28,736)	(5,122)
Class R3	(295,287)	(100,195)
Net realized gain
Class A	(37,788,080)	—
Class B	(998,547)	—
Class C	(5,449,033)	—
Class F	(2,218,615)	—
Class I	(491,483)	—
Class P	(54,267)	—
Class R2	(56,915)	—
Class R3	(490,397)	—
Total distributions to shareholders	(77,069,323)	(26,025,256)
Capital share transactions (Net of share conversions) (See Note 13):
Net proceeds from sales of shares	283,228,973	439,706,623
Net proceeds from reorganizations (See Note 14)	—	650,352,193
Reinvestment of distributions	72,663,418	25,046,233
Cost of shares reacquired	(474,468,116)	(241,730,526)
Net increase (decrease) in net assets resulting from capital share transactions	(118,575,725)	873,374,523
Net increase in net assets	58,644,733	1,114,247,861
NET ASSETS:
Beginning of year	$2,079,345,421	$965,097,560
End of year	$2,137,990,154	$2,079,345,421
Undistributed net investment income	$5,091,119	$3,535,370

See Notes to Financial Statements.	15

Financial Highlights

	Class A Shares
	Year Ended 11/30
	2014	2013		2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$15.57	$12.66		$11.43	$11.26	$10.35
Investment operations:
Net investment income(a)	.25	.24		.29	.29	.28
Net realized and unrealized gain	1.75	3.00		1.27	.17	.93
Total from investment operations	2.00	3.24		1.56	.46	1.21
Distributions to shareholders from:
Net investment income	(.24)	(.33)		(.33)	(.29)	(.30)
Net realized gain	(.36)	—		—	—	—
Total distributions	(.60)	(.33)		(.33)	(.29)	(.30)
Net asset value, end of year	$16.97	$15.57		$12.66	$11.43	$11.26
Total Return(b)	13.28%	26.09%		13.77%	4.03%	11.90%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived	.85%	.85%		1.23%	1.30%	1.31%
Expenses, including expense reductions and management fee waived	.85%	.85%		1.23%	1.30%	1.31%
Expenses, excluding expense reductions and management fee waived	1.07%	1.18%		1.31%	1.30%	1.31%
Net investment income	1.62%	1.73%		2.33%	2.45%	2.64%

Supplemental Data:
Net assets, end of year (000)	$1,663,444	$1,646,617		$848,026	$898,508	$933,371
Portfolio turnover rate	73.33%	54.87	%(c)	102.89%	22.87%	29.52%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Excludes purchases and sales of securities in connection with the acquisition of Lord Abbett Classic Stock Fund on November 22, 2013.

16	See Notes to Financial Statements.

Financial Highlights (continued)

	Class B Shares
	Year Ended 11/30
	2014	2013		2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$15.44	$12.55		$11.33	$11.16	$10.26
Investment operations:
Net investment income(a)	.13	.14		.20	.21	.21
Net realized and unrealized gain	1.74	2.97		1.26	.17	.92
Total from investment operations	1.87	3.11		1.46	.38	1.13
Distributions to shareholders from:
Net investment income	(.13)	(.22)		(.24)	(.21)	(.23)
Net realized gain	(.36)	—		—	—	—
Total distributions	(.49)	(.22)		(.24)	(.21)	(.23)
Net asset value, end of year	$16.82	$15.44		$12.55	$11.33	$11.16
Total Return(b)	12.43%	25.14%		13.04%	3.36%	11.17%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived	1.60%	1.60%		1.90%	1.95%	1.96%
Expenses, including expense reductions and management fee waived	1.60%	1.60%		1.90%	1.95%	1.96%
Expenses, excluding expense reductions and management fee waived	1.82%	1.93%		1.98%	1.95%	1.96%
Net investment income	.85%	1.00%		1.67%	1.78%	1.99%

Supplemental Data:
Net assets, end of year (000)	$33,641	$43,235		$31,891	$39,643	$48,714
Portfolio turnover rate	73.33%	54.87	%(c)	102.89%	22.87%	29.52%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Excludes purchases and sales of securities in connection with the acquisition of Lord Abbett Classic Stock Fund on November 22, 2013.

See Notes to Financial Statements.	17

Financial Highlights (continued)

	Class C Shares
	Year Ended 11/30
	2014	2013		2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$15.44	$12.57		$11.35	$11.18	$10.28
Investment operations:
Net investment income(a)	.14	.14		.20	.21	.21
Net realized and unrealized gain	1.72	2.97		1.27	.17	.92
Total from investment operations	1.86	3.11		1.47	.38	1.13
Distributions to shareholders from:
Net investment income	(.13)	(.24)		(.25)	(.21)	(.23)
Net realized gain	(.36)	—		—	—	—
Total distributions	(.49)	(.24)		(.25)	(.21)	(.23)
Net asset value, end of year	$16.81	$15.44		$12.57	$11.35	$11.18
Total Return(b)	12.42%	25.14%		13.06%	3.39%	11.15%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived	1.59%	1.60%		1.88%	1.94%	1.96%
Expenses, including expense reductions and management fee waived	1.59%	1.60%		1.88%	1.94%	1.96%
Expenses, excluding expense reductions and management fee waived	1.81%	1.91%		1.98%	1.95%	1.96%
Net investment income	.87%	.97%		1.67%	1.82%	1.99%

Supplemental Data:
Net assets, end of year (000)	$272,167	$232,350		$61,096	$57,695	$56,383
Portfolio turnover rate	73.33%	54.87	%(c)	102.89%	22.87%	29.52%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Excludes purchases and sales of securities in connection with the acquisition of Lord Abbett Classic Stock Fund on November 22, 2013.

18	See Notes to Financial Statements.

Financial Highlights (continued)

	Class F Shares
	Year Ended 11/30
	2014	2013		2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$15.56	$12.65		$11.43	$11.25	$10.34
Investment operations:
Net investment income(a)	.28	.27		.31	.32	.31
Net realized and unrealized gain	1.74	2.99		1.27	.18	.93
Total from investment operations	2.02	3.26		1.58	.50	1.24
Distributions to shareholders from:
Net investment income	(.26)	(.35)		(.36)	(.32)	(.33)
Net realized gain	(.36)	—		—	—	—
Total distributions	(.62)	(.35)		(.36)	(.32)	(.33)
Net asset value, end of year	$16.96	$15.56		$12.65	$11.43	$11.25
Total Return(b)	13.46%	26.31%		13.97%	4.39%	12.09%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived	.70%	.70%		.98%	1.05%	1.06%
Expenses, including expense reductions and management fee waived	.70%	.70%		.98%	1.05%	1.06%
Expenses, excluding expense reductions and management fee waived	.92%	1.02%		1.08%	1.06%	1.06%
Net investment income	1.77%	1.86%		2.57%	2.70%	2.91%

Supplemental Data:
Net assets, end of year (000)	$123,836	$96,398		$14,857	$8,251	$7,395
Portfolio turnover rate	73.33%	54.87	%(c)	102.89%	22.87%	29.52%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Excludes purchases and sales of securities in connection with the acquisition of Lord Abbett Classic Stock Fund on November 22, 2013.

See Notes to Financial Statements.	19

Financial Highlights (continued)

	Class I Shares
	Year Ended 11/30
	2014	2013		2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$15.66	$12.73		$11.50	$11.33	$10.41
Investment operations:
Net investment income(a)	.30	.30		.30	.32	.32
Net realized and unrealized gain	1.75	3.00		1.30	.18	.94
Total from investment operations	2.05	3.30		1.60	.50	1.26
Distributions to shareholders from:
Net investment income	(.28)	(.37)		(.37)	(.33)	(.34)
Net realized gain	(.36)	—		—	—	—
Total distributions	(.64)	(.37)		(.37)	(.33)	(.34)
Net asset value, end of year	$17.07	$15.66		$12.73	$11.50	$11.33
Total Return(b)	13.54%	26.41%		14.08%	4.37%	12.33%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived	.60%	.60%		.97%	.95%	.96%
Expenses, including expense reductions and management fee waived	.60%	.60%		.97%	.95%	.96%
Expenses, excluding expense reductions and management fee waived	.82%	.92%		.98%	.95%	.96%
Net investment income	1.89%	2.06%		2.54%	2.72%	2.98%

Supplemental Data:
Net assets, end of year (000)	$17,061	$34,361		$3,497	$100,317	$337,978
Portfolio turnover rate	73.33%	54.87	%(c)	102.89%	22.87%	29.52%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Excludes purchases and sales of securities in connection with the acquisition of Lord Abbett Classic Stock Fund on November 22, 2013.

20	See Notes to Financial Statements.

Financial Highlights (continued)

	Class P Shares
	Year Ended 11/30
	2014	2013		2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$15.62	$12.70		$11.46	$11.29	$10.38
Investment operations:
Net investment income(a)	.23	.22		.27	.28	.27
Net realized and unrealized gain	1.74	3.00		1.28	.16	.93
Total from investment operations	1.97	3.22		1.55	.44	1.20
Distributions to shareholders from:
Net investment income	(.21)	(.30)		(.31)	(.27)	(.29)
Net realized gain	(.36)	—		—	—	—
Total distributions	(.57)	(.30)		(.31)	(.27)	(.29)
Net asset value, end of year	$17.02	$15.62		$12.70	$11.46	$11.29
Total Return(b)	13.03%	25.81%		13.60%	4.00%	11.75%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived	1.05%	1.05%		1.35%	1.40%	1.41%
Expenses, including expense reductions and management fee waived	1.05%	1.05%		1.35%	1.40%	1.41%
Expenses, excluding expense reductions and management fee waived	1.27%	1.38%		1.43%	1.41%	1.41%
Net investment income	1.42%	1.55%		2.22%	2.35%	2.54%

Supplemental Data:
Net assets, end of year (000)	$2,714	$2,355		$1,638	$1,910	$2,191
Portfolio turnover rate	73.33%	54.87	%(c)	102.89%	22.87%	29.52%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Excludes purchases and sales of securities in connection with the acquisition of Lord Abbett Classic Stock Fund on November 22, 2013.

See Notes to Financial Statements.	21

Financial Highlights (continued)

	Class R2 Shares
	Year Ended 11/30
	2014	2013		2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$15.65	$12.73		$11.49	$11.31	$10.40
Investment operations:
Net investment income(a)	.20	.23		.26	.28	.26
Net realized and unrealized gain	1.75	2.98		1.28	.15	.92
Total from investment operations	1.95	3.21		1.54	.43	1.18
Distributions to shareholders from:
Net investment income	(.19)	(.29)		(.30)	(.25)	(.27)
Net realized gain	(.36)	—		—	—	—
Total distributions	(.55)	(.29)		(.30)	(.25)	(.27)
Net asset value, end of year	$17.05	$15.65		$12.73	$11.49	$11.31
Total Return(b)	12.86%	25.64%		13.46%	3.90%	11.56%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived	1.20%	1.20%		1.46%	1.54%	1.55%
Expenses, including expense reductions and management fee waived	1.20%	1.20%		1.46%	1.54%	1.55%
Expenses, excluding expense reductions and management fee waived	1.42%	1.52%		1.55%	1.55%	1.56%
Net investment income	1.26%	1.57%		2.10%	2.43%	2.39%

Supplemental Data:
Net assets, end of year (000)	$1,940	$2,442		$112	$103	$30
Portfolio turnover rate	73.33%	54.87	%(c)	102.89%	22.87%	29.52%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Excludes purchases and sales of securities in connection with the acquisition of Lord Abbett Classic Stock Fund on November 22, 2013.

22	See Notes to Financial Statements.

Financial Highlights (concluded)

	Class R3 Shares
	Year Ended 11/30
	2014	2013		2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$15.52	$12.62		$11.40	$11.24	$10.33
Investment operations:
Net investment income(a)	.22	.22		.26	.28	.27
Net realized and unrealized gain	1.74	2.98		1.27	.15	.93
Total from investment operations	1.96	3.20		1.53	.43	1.20
Distributions to shareholders from:
Net investment income	(.21)	(.30)		(.31)	(.27)	(.29)
Net realized gain	(.36)	—		—	—	—
Total distributions	(.57)	(.30)		(.31)	(.27)	(.29)
Net asset value, end of year	$16.91	$15.52		$12.62	$11.40	$11.24
Total Return(b)	13.05%	25.79%		13.57%	3.91%	11.73%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived	1.09%	1.10%		1.38%	1.45%	1.45%
Expenses, including expense reductions and management fee waived	1.09%	1.10%		1.38%	1.45%	1.45%
Expenses, excluding expense reductions and management fee waived	1.31%	1.42%		1.48%	1.45%	1.46%
Net investment income	1.38%	1.57%		2.15%	2.35%	2.49%

Supplemental Data:
Net assets, end of year (000)	$23,187	$21,587		$3,980	$3,135	$2,116
Portfolio turnover rate	73.33%	54.87	%(c)	102.89%	22.87%	29.52%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Excludes purchases and sales of securities in connection with the acquisition of Lord Abbett Classic Stock Fund on November 22, 2013.

See Notes to Financial Statements.	23

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett Research Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law on April 6, 1992. The Company currently consists of three separate funds. This report covers one of the funds and its classes: Lord Abbett Calibrated Dividend Growth Fund (the “Fund”).

The Fund’s investment objective is to seek current income and capital appreciation. The Fund has eight classes of shares: Class A, B, C, F, I, P, R2 and R3, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in the Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. The Fund no longer issues Class B shares for purchase. The Fund’s Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Fund’s prospectus.

On November 22, 2013, Calibrated Dividend Growth Fund acquired the net assets of Lord Abbett Classic Stock Fund (“Classic Stock Fund”), which was another fund managed by the Company. Refer to Note 14 Reorganization for additional information.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Exchange
24

Notes to Financial Statements (continued)

traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended November 30, 2011 through November 30, 2014. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate
25

Notes to Financial Statements (continued)

prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments, futures contracts and foreign currency related transactions on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Futures Contracts–The Fund may purchase and sell index futures contracts to manage cash, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(h)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(i)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances.
26

Notes to Financial Statements (continued)

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of November 30, 2014 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the fiscal year then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.65%
Next $1 billion	.60%
Over $2 billion	.55%

For the fiscal year ended November 30, 2014, the effective management fee, net of waivers, was at an annualized rate of .40% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of ..04% of the Fund’s average daily net assets.

For the fiscal year ended November 30, 2014 and continuing through March 31, 2015, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, waive all or a portion of its administrative fee and reimburse the Fund’s other expenses to the extent necessary so that the total net annual operating expenses for each class, excluding 12b-1 fees, do not exceed an annual rate of ..60%. This agreement may be terminated only upon the approval of the Board.

The Fund, along with certain other funds managed by Lord Abbett (collectively, the “Underlying Funds”), has entered into a Servicing Arrangement with certain “Fund of Funds” managed by Lord Abbett, pursuant to which the Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of the applicable Fund of Funds in proportion to the average daily value of the Underlying Fund shares owned by each Fund of Funds. Amounts paid pursuant to the Servicing Arrangement, if applicable, are included in Subsidy expense on the Fund’s Statement of Operations and Payable to affiliates on the Fund’s Statement of Assets and Liabilities.

As of November 30, 2014 and for the year then ended, the Fund was not held as an Underlying Fund by the Fund of Funds.

27

Notes to Financial Statements (continued)

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following maximum annual rates have been approved by the Board pursuant to the plan:

Fees*	Class A	Class B	Class C	Class F	Class P	Class R2	Class R3
Service	.25%	.25%	.25%	—	.25%	.25%	.25%
Distribution	—	.75%	.75%	.10%	.20%	.35%	.25%

*	The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.

Class I shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the fiscal year ended November 30, 2014:

Distributor	Dealers’
Commissions	Concessions
$546,524	$2,921,373

Distributor received CDSCs of $20,759 and $29,556 for Class A and Class C shares, respectively, for the fiscal year ended November 30, 2014.

A Director and certain of the Fund’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least quarterly. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

Subsequent to the Fund’s fiscal year ended November 30, 2014, short term capital gain and long-term capital gains distributions of approximately $64,334,000 and $199,491,000 respectively, were declared by the Fund on December 11, 2014. The distribution was paid on December 19, 2014 to shareholders of record on December 18, 2014.

The tax character of distributions paid during the fiscal years ended November 30, 2014 and 2013 was as follows:

28

Notes to Financial Statements (continued)

	Year Ended	Year Ended
	11/30/2014	11/30/2013
Distributions paid from:
Ordinary income	$29,521,986	$26,025,256
Net long-term capital gains	47,547,337	—
Total distributions paid	$77,069,323	$26,025,256

As of November 30, 2014, the components of accumulated gains on a tax-basis were as follows:

Undistributed ordinary income – net	$69,731,809
Undistributed long-term capital gains	$199,490,117
Total undistributed earnings	$269,221,926
Temporary differences	(306,615)
Unrealized gains – net	236,636,911
Total accumulated gains – net	$505,552,222

As of November 30, 2014, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$1,899,377,718
Gross unrealized gain	280,021,147
Gross unrealized loss	(43,384,236)
Net unrealized security gain	$236,636,911

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

Permanent items identified during the fiscal year ended November 30, 2014 have been reclassified among the components of net assets based on their tax basis treatment as follows:

Accumulated
Undistributed Net	Net Realized
Investment Income	Gain
$(2,771)	$2,771

The permanent differences are attributable to the tax treatment of foreign currency transactions.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the fiscal year ended November 30, 2014 were as follows:

Purchases	Sales
$1,501,039,143	$1,661,707,432

There were no purchases or sales of U.S. Government securities for the fiscal year ended November 30, 2014.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Fund entered into E-Mini S&P 500 Index futures contracts for the fiscal year ended November 30, 2014 (as described in note 2(g)) to manage cash. The Fund bears the risk that the underlying index will move unexpectedly, in which case the Fund may realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

29

Notes to Financial Statements (continued)

As of November 30, 2014, the Fund had futures contracts with unrealized appreciation of $359,274. Amounts of $1,406,189 and $(26,389) are included in the Statement of Operations related to futures contracts under the captions Net realized gain on investments, futures contracts and foreign currency related transactions and Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies, respectively. The average number of futures contracts throughout the period was 88.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosure requirements are intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. In addition, FASB issued Accounting Standards Update No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013-01”), specifying which transactions are subject to disclosures about offsetting.

The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$11,356,053	$—	$11,356,053
Total	$11,356,053	$—	$11,356,053

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$11,356,053	$ —	$ —	$(11,356,053)	$ —
Total	$11,356,053	$ —	$ —	$(11,356,053)	$ —

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of November 30, 2014.

8.	DIRECTORS’ REMUNERATION

The Company’s officers and a Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must

30

Notes to Financial Statements (continued)

defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

10.	LINE OF CREDIT

Effective June 30, 2014, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) participate in a $500 million unsecured revolving credit facility (the “Facility”) with State Street Bank and Trust Company (“SSB”). The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million based on past borrowings and likelihood of future borrowings. Each Participating Fund bears its ratable share of the $525,000 annual Facility fee based on the maximum amount the Fund can borrow under the Facility. This amount is included for the Fund in Other expenses in the Statement of Operations. Any borrowings under the Facility will incur interest at current market rates as set forth in the credit agreement.

Prior to June 30, 2014, the Fund and certain other funds managed by Lord Abbett participated in a Facility with SSB. The amounts that were available under the Facility were (i) the lesser of either $250,000,000 or 33.33% of total assets per participating fund and (ii) $350,000,000 in the aggregate for all participating funds.

During fiscal year ended November 30, 2014, the Fund did not utilize the Facility.

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

12.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The Fund invests primarily in equity securities of large and mid-sized company stocks that have a history of growing their dividends, but there is no guarantee that a company will pay a dividend. The value of the Fund’s investments in equity securities will fluctuate in response to general economic conditions and to the changes in the prospects of particular companies and/or sectors in the economy. If the Fund’s fundamental research and quantitative analysis fail to produce the intended result, the Fund may suffer losses or underperform its benchmark or other funds with the same investment objective or similar strategies, even in a rising market.

Large and mid-sized company stocks each may perform differently than the market as a whole and other types of stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. Mid-sized company stocks may be less able to weather economic shifts or other adverse developments than those of larger, more established companies.

31

Notes to Financial Statements (continued)

The Fund’s exposure to foreign companies and markets presents increased market, liquidity, currency, political and other risks.

These factors can affect the Fund’s performance.

13.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Year Ended November 30, 2014		Year Ended November 30, 2013
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	10,435,506	$163,894,620	18,776,456	$265,167,284
Converted from Class B*	454,918	7,143,531	647,078	9,035,149
Reinvestment of distributions	3,950,509	60,909,892	1,693,594	22,571,926
Shares reacquired	(22,582,694)	(353,777,010)	(13,920,362)	(194,884,921)
Shares issued in reorganization (See Note 14)	—	—	31,586,334	493,694,394
Increase (decrease)	(7,741,761)	$(121,828,967)	38,783,100	$595,583,832

Class B Shares
Shares sold	71,500	$1,110,182	117,606	$1,630,353
Reinvestment of distributions	80,297	1,219,537	38,359	496,541
Shares reacquired	(493,300)	(7,671,588)	(398,516)	(5,502,368)
Converted to Class A*	(458,921)	(7,143,531)	(652,456)	(9,035,149)
Shares issued in reorganization (See Note 14)	—	—	1,154,451	17,893,987
Increase (decrease)	(800,424)	$(12,485,400)	259,444	$5,483,364

Class C Shares
Shares sold	3,510,726	$54,519,614	6,627,098	$93,851,163
Reinvestment of distributions	404,325	6,155,807	89,325	1,188,324
Shares reacquired	(2,777,112)	(43,352,827)	(1,157,406)	(16,254,637)
Shares issued in reorganization (See Note 14)	—	—	4,629,695	71,760,278
Increase	1,137,939	$17,322,594	10,188,712	$150,545,128

Class F Shares
Shares sold	3,414,640	$53,999,366	4,927,141	$69,481,182
Reinvestment of distributions	204,642	3,159,441	46,803	642,930
Shares reacquired	(2,513,449)	(39,345,508)	(1,551,997)	(22,067,420)
Shares issued in reorganization (See Note 14)	—	—	1,599,938	24,991,028
Increase	1,105,833	$17,813,299	5,021,885	$73,047,720

Class I Shares
Shares sold	254,026	$4,017,629	482,888	$6,713,487
Reinvestment of distributions	19,017	293,984	821	11,823
Shares reacquired	(1,468,119)	(22,812,745)	(69,203)	(1,020,073)
Shares issued in reorganization (See Note 14)	—	—	1,505,148	23,660,924
Increase (decrease)	(1,195,076)	$(18,501,132)	1,919,654	$29,366,161

32

Notes to Financial Statements (continued)

	Year Ended November 30, 2014		Year Ended November 30, 2013
Class P Shares	Shares	Amount	Shares	Amount
Shares sold	32,133	$493,965	11,690	$167,117
Reinvestment of distributions	5,707	88,255	2,546	33,659
Shares reacquired	(29,218)	(458,092)	(56,859)	(786,499)
Shares issued in reorganization (See Note 14)	—	—	64,410	1,009,958
Increase	8,622	$124,128	21,787	$424,235

Class R2 Shares
Shares sold	31,447	$495,310	24,958	$339,790
Reinvestment of distributions	3,337	51,585	70	968
Shares reacquired	(77,073)	(1,243,776)	(3,880)	(55,182)
Shares issued in reorganization (See Note 14)	—	—	126,070	1,980,559
Increase (decrease)	(42,289)	$(696,881)	147,218	$2,266,135

Class R3 Shares
Shares sold	299,877	$4,698,287	168,776	$2,404,380
Reinvestment of distributions	51,115	784,917	7,535	100,062
Shares reacquired	(370,414)	(5,806,570)	(86,563)	(1,207,559)
Shares issued in reorganization (See Note 14)	—	—	985,948	15,361,065
Increase (decrease)	(19,422)	$(323,366)	1,075,696	$16,657,948

*	Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

14.	REORGANIZATION

As of the close of business on November 22, 2013, the Fund acquired the net assets of Classic Stock Fund pursuant to a plan of reorganization approved by Classic Stock Fund’s shareholders on November 8, 2013. The reorganization permitted Classic Stock Fund shareholders to pursue a substantially similar investment goal, but as part of a larger fund with a lower expense ratio. The acquisition was accomplished by a tax-free exchange whereas holders of 23,633,500 shares of Classic Stock Fund outstanding on November 22, 2013 received 41,651,994 shares (valued at $650,352,193) of the Fund. Classic Stock Fund’s net assets at the date of the acquisition, including $115,759,472 of unrealized appreciation, $118,694 of distributions in excess of net investment income, and $1,160,711 of accumulated net realized losses, were combined with those of the Fund. The cost basis of securities received from Classic Stock Fund was carried forward.

The total net assets of the Fund immediately before the transfer were $1,436,419,664. Total net assets of Classic Stock Fund immediately before the transfer were $650,352,193. Total net assets of the Fund immediately after the transfer were $2,086,771,857.

33

Notes to Financial Statements (concluded)

The following table illustrates share conversion ratios of the reorganization on November 22, 2013:

Conversion
Class	Ratio
A	1.777153
B	1.684206
C	1.684265
F	1.767125
I	1.767131
P	1.790855
R2	1.756423
R3	1.758074

Had the acquisition been completed on December 1, 2012, the beginning of the Fund’s 2013 fiscal year, the Fund’s condensed pro forma results of operations for the fiscal year ended November 30, 2013 would be as follows:

Net investment income	$28,148,727
Net realized and unrealized gain	530,422,952
Net increase in net assets resulting from operations	558,571,679

The combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed. Revenue and earnings of Classic Stock Fund’s portfolio holdings have been included in the Fund’s Statement of Operations since the date of acquisition.

34

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Lord Abbett Research Fund, Inc. and the Shareholders of Lord Abbett Calibrated Dividend Growth Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Lord Abbett Calibrated Dividend Growth Fund, one of the three funds constituting the Lord Abbett Research Fund, Inc. (the “Company”) as of November 30, 2014, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2014, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lord Abbett Calibrated Dividend Growth Fund of the Lord Abbett Research Fund, Inc. as of November 30, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
New York, New York
January 16, 2015

35

Basic Information About Management

The Board is responsible for the management of the business and affairs of the Company in accordance with the laws of the State of Maryland. The Board elects officers who are responsible for the day-to-day operations of the Fund and who execute policies authorized by the Board. The Board also approves an investment adviser to each Fund and continues to monitor the cost and quality of the services the investment adviser provides, and annually considers whether to renew the contract with the adviser. Generally, each Director holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Company’s organizational documents.

Lord Abbett, a Delaware limited liability company, is the Fund’s investment adviser. Designated Lord Abbett personnel are responsible for the day-to-day management of the Fund.

Interested Director

Ms. Foster is affiliated with Lord Abbett and is an “interested person” of the Company as defined in the Act. Ms. Foster is a director/trustee and officer of each of the 12 investment companies in the Lord Abbett Family of Funds, which consist of 56 portfolios or series.

Name, Address and Year of Birth	Current Position and Length of Service with the Company	Principal Occupation and Other Directorships During the Past Five Years
Daria L. Foster Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1954)	Director and President since 2006; Chief Executive Officer since 2012	Principal Occupation: Managing Partner of Lord Abbett (since 2007), and was formerly Director of Marketing and Client Service, joined Lord Abbett in 1990. Other Directorships: None.

Independent Directors

The following Independent Directors also are directors/trustees of each of the 12 investment companies in the Lord Abbett Family of Funds, which consist of 56 portfolios or series.

Name, Address and Year of Birth	Current Position and Length of Service with the Company	Principal Occupation and Other Directorships During the Past Five Years
E. Thayer Bigelow Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1941)	Director since 1996; Chairman since 2013	Principal Occupation: Managing General Partner, Bigelow Media, LLC (since 2000); Senior Adviser, Time Warner Inc. (1998 – 2000).

Other Directorships: Currently serves as director of Crane Co. (since 1984) and Huttig Building Products Inc. (since 1998). Previously served as a director of R.H. Donnelley Inc. (2009 – 2010).

Robert B. Calhoun, Jr. Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1942)	Director since 1998	Principal Occupation: Senior Advisor of Monitor Clipper Partners, a private equity investment fund (since 1997); President of Clipper Asset Management Corp. (1991 – 2009). Other Directorships: None.

36

Basic Information About Management (continued)

Name, Address and Year of Birth	Current Position and Length of Service with the Company	Principal Occupation and Other Directorships During the Past Five Years
Eric C. Fast Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1949)	Director since 2014	Principal Occupation: Chief Executive Officer of Crane Co., an industrial products company (2001 – 2014).

Other Directorships: Currently serves as director of Automatic Data Processing, Inc. (since 2007) and Regions Financial Corporation (since 2010). Previously served as a director of Crane Co. (1999 – 2014).

Evelyn E. Guernsey Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1955)	Director since 2011	Principal Occupation: CEO, Americas of J.P. Morgan Asset Management (2004 – 2010). Other Directorships: None.

Julie A. Hill Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1946)	Director since 2004	Principal Occupation: Owner and CEO of The Hill Company, a business consulting firm (since 1998).

Other Directorships: Currently serves as director of Anthem, Inc., a health benefits company (since 1994).

Franklin W. Hobbs Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2001	Principal Occupation: Advisor of One Equity Partners, a private equity firm (since 2004).

Other Directorships: Currently serves as director and Chairman of the Board of Ally Financial Inc., a financial services firm (since 2009), and as director of Molson Coors Brewing Company (since 2002).

James M. McTaggart Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2012	Principal Occupation: Independent management advisor and consultant (since 2012); Vice President, CRA International, Inc. (doing business as Charles River Associates), a global management consulting firm (2009 – 2012); Founder and Chairman of Marakon Associates, Inc., a strategy consulting firm (1978 – 2009); and Officer and Director of Trinsum Group, a holding company (2007 – 2009).

Other Directorships: Currently serves as director of Blyth, Inc., a home products company (since 2004).

James L.L. Tullis Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2006	Principal Occupation: CEO of Tullis-Dickerson and Co. Inc., a venture capital management firm (since 1990); CEO of Tullis Health Investors Inc. (since 2012).

Other Directorships: Currently serves as director of Crane Co. (since 1998).

Officers

None of the officers listed below have received compensation from the Company. All of the officers of the Company also may be officers of the other Lord Abbett Funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302. Unless otherwise indicated, the position(s) and title(s) listed under the “Principal Occupation During the Past Five Years” column indicate each officer’s position(s) and title(s) with Lord Abbett.

37

Basic Information About Management (continued)

Name and Year of Birth	Current Position with the Company	Length of Service of Current Position	Principal Occupation During the Past Five Years
Daria L. Foster (1954)	President and Chief Executive Officer	Elected as President in 2006 and Chief Executive Officer in 2012	Managing Partner of Lord Abbett (since 2007), and was formerly Director of Marketing and Client Service, joined Lord Abbett in 1990.

Robert I. Gerber (1954)	Executive Vice President	Elected in 2007	Partner and Chief Investment Officer (since 2007), joined Lord Abbett in 1997 as Director of Taxable Fixed Income Management.

Thomas B. Maher (1967)	Executive Vice President	Elected in 2013	Partner and Portfolio Manager, joined Lord Abbett in 2003.

Justin C. Maurer (1969)	Executive Vice President	Elected in 2013	Partner and Portfolio Manager, joined Lord Abbett in 2001.

Walter H. Prahl (1958)	Executive Vice President	Elected in 2012	Partner and Director, joined Lord Abbett in 1997.

Frederick J. Ruvkun (1957)	Executive Vice President	Elected in 2012	Partner and Director, joined Lord Abbett in 2006.

Paul J. Volovich (1973)	Executive Vice President	Elected in 2004	Partner and Director, joined Lord Abbett in 1997.

John W. Ashbrook (1964)	Vice President and Assistant Secretary	Elected in 2014	Senior Counsel, joined Lord Abbett in 2008.

Joan A. Binstock (1954)	Chief Financial Officer and Vice President	Elected in 1999	Partner and Chief Financial and Operations Officer, joined Lord Abbett in 1999.

Brooke A. Fapohunda (1975)	Vice President and Assistant Secretary	Elected in 2014	Assistant General Counsel, joined Lord Abbett in 2006 and was formerly Vice President and Legal Counsel at Credit Suisse Asset Management LLC and Associate at Willkie Farr & Gallagher LLP.

John K. Forst (1960)	Vice President and Assistant Secretary	Elected in 2005	Partner and Deputy General Counsel, joined Lord Abbett in 2004.

Anthony W. Hipple (1964)	Vice President	Elected in 2014	Portfolio Manager, joined Lord Abbett in 2002.

38

Basic Information About Management (concluded)

Name and Year of Birth	Current Position with the Company	Length of Service of Current Position	Principal Occupation During the Past Five Years
Lawrence H. Kaplan (1957)	Vice President and Secretary	Elected in 1997	Partner and General Counsel, joined Lord Abbett in 1997.

David J. Linsen (1974)	Vice President	Elected in 2008	Partner and Director, joined Lord Abbett in 2001.

Joseph M. McGill (1962)	Chief Compliance Officer	Elected in 2014	Chief Compliance Officer, joined Lord Abbett in 2014 and was formerly a Managing Director and Chief Compliance Officer at UBS Global Asset Management (2003 – 2013).

A. Edward Oberhaus, III (1959)	Vice President	Elected in 1996	Partner and Director, joined Lord Abbett in 1983.

Lawrence B. Stoller (1963)	Vice President and Assistant Secretary	Elected in 2007	Partner and Senior Deputy General Counsel, joined Lord Abbett in 2007.

Scott S. Wallner (1955)	AML Compliance Officer	Elected in 2011	Assistant General Counsel, joined Lord Abbett in 2004.

Bernard J. Grzelak (1971)	Treasurer	Elected in 2003	Partner and Director of Fund Administration, joined Lord Abbett in 2003.

Please call 888-522-2388 for a copy of the statement of additional information, which contains further information about the Company’s Directors. It is available free upon request.

39

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

Tax Information

58% of the ordinary income distributions paid by the Fund during the fiscal year ended November 30, 2014 is qualified dividend income. For corporate shareholders, only 58% of the Fund’s ordinary income distributions qualified for the dividends received deduction.

Additionally, of the distributions paid to shareholders during the fiscal year ended November 30, 2014, $47,547,337 represents long-term capital gains.

40

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.
Lord Abbett Research Fund, Inc.
Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Calibrated Dividend Growth Fund	CDG2 (01/15)

2014 LORD ABBETT
ANNUAL REPORT

Lord Abbett

Growth Opportunities Fund

For the fiscal year ended November 30, 2014

1	A Letter to Shareholders
4	Investment Comparison
5	Information About Your Fund’s Expenses and Holdings Presented by Sector
7	Schedule of Investments
12	Statement of Assets and Liabilities
14	Statement of Operations
15	Statements of Changes in Net Assets
16	Financial Highlights
24	Notes to Financial Statements
33	Report of Independent Registered Public Accounting Firm
34	Supplemental Information to Shareholders

Lord Abbett Research Fund

Lord Abbett Growth Opportunities Fund

Annual Report

For the fiscal year ended November 30, 2014

Daria L. Foster, Director, President and Chief Executive Officer of the Lord Abbett Funds, and E. Thayer Bigelow, Independent Chairman of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this overview of the performance of Lord Abbett Growth Opportunities Fund for the fiscal year ended November 30, 2014. On this page and the following pages, we discuss the major factors that influenced fiscal year performance. For detailed and more timely information about the Fund, please visit our website at www.lordabbett.com, where you also can access the quarterly commentaries that provide updates on the Fund’s performance and other portfolio related updates.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Director, President and Chief Executive Officer

For the fiscal year ended November 30, 2014, the Fund returned 10.41%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the Russell Midcap® Growth Index,1 which returned 15.80% over the same period.

Equity markets significantly increased in the trailing 12-month period, with the S&P 500® Index reaching a new all-time high on November 26, 2014. Despite the general trend upward in the equity market over this time frame, there were a few periods of short-term volatility, most recently in October 2014, when the market almost entered correction territory, before rebounding to end the month at a new high, and in January 2014, when the S&P 500 dropped by 3.6%. In addition, the U.S. economy also contracted in the first quarter of 2014, by 2.1%, the worst quarterly GDP growth rate since the first quarter of 2009. The equity markets, however, were not materially affected by this disappointing number, and investors viewed this contraction as “temporary.”

1

The Fund underperformed its benchmark during the period. The Fund’s allocation to the consumer discretionary sector was the largest detractor from relative performance during the period. Chipotle Mexican Grill, Inc., the operator of the fast casual burrito chain of the same name, was a leading detractor within this sector. We sold our holdings of Chipotle prior to the company’s excellent second quarter of 2014, when the restaurant saw acceleration in customer traffic despite raising the price of its menu items, and thus we missed out on some upside in the stock price as a result. Also detracting within the sector was our position in GNC Holdings, Inc. GNC, a specialty retailer of health and wellness products which offered lowered forward guidance in early 2014 on slowing sales trends.

Within the information technology sector, our position in Cornerstone OnDemand, Inc., a provider of talent management solutions, was a leading detractor from relative performance. The firm had an uneven start to 2014 due to a deceleration in year-over-year bookings that management attributed to a sales reorganization. Another detractor was our position in CommVault Systems, Inc., a provider of data and information management software applications, which reported disappointing earnings in April 2014 due to a slippage of large deals that caused the company to miss its revenue target.

The Fund’s allocation to the consumer staples sector contributed most to relative performance during the period. Within the sector, our position in Kuerig Green Mountain, Inc., a specialty coffee and coffeemaker company, was the largest contributor. The company reported strong quarterly earnings in early May, driven by sales growth that was better than management’s expectations. Also contributing within the sector were our holdings of Monster Beverage Corp., a developer and distributor of alternative beverages including energy drinks. In August 2014, Monster Beverage announced a partnership with Coca-Cola that will grant the company access to Coca-Cola’s line of energy drinks and allow it to expand into existing distribution agreements within the Coca-Cola distribution system.

Information technology stock Avago Technologies, Ltd. was the leading individual contributor to relative performance. Avago Technologies, a designer and developer of semiconductor devices, benefitted from the release of the Apple iPhone 6, as utilization of Avago semiconductor products in the iPhone 6 has roughly doubled from the previous Apple iPhone 5s. Another contributor within the sector was our position in Electronic Arts, Inc., a developer and distributor of video games. The firm reported strong quarterly earnings in October 2014, driven by an increase in year-over-year sales of its sports video games.

2

The Fund’s portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

1 The Russell Midcap® Growth Index measures the performance of those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index.

Unless otherwise specified, indexes reflect total return, with all dividends reinvested. Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information

Performance data quoted in the following pages reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month end by calling Lord Abbett at 888-522-2388 or referring to www.lordabbett.com.

Except where noted, comparative Fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Fund offers classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Fund’s prospectus.

During certain periods shown, expense waivers and reimbursements were in place. Without such expense waivers and reimbursements, the Fund’s returns would have been lower.

The annual commentary above discusses the views of the Fund’s management and various portfolio holdings of the Fund as of November 30, 2014. These views and portfolio holdings may have changed after this date. Information provided in the commentary is not a recommendation to buy or sell securities. Because the Fund’s portfolio is actively managed and may change significantly, the Fund may no longer own the securities described above or may have otherwise changed its positions in the securities. For more recent information about the Fund’s portfolio holdings, please visit www.lordabbett.com.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund’s prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks including possible loss of principal amount invested.

3

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in both the Russell Midcap® Growth Index and the Russell Midcap® Index, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable
Sales Charge for the Periods Ended November 30, 2014

	1 Year	5 Years	10 Years	Life of Class
Class A3	4.05%	13.17%	8.33%	—
Class B4	5.11%	13.52%	8.40%	—
Class C5	8.74%	13.78%	8.27%	—
Class F6	10.60%	14.80%	—	7.79%
Class I7	10.70%	14.91%	9.35%	—
Class P7	10.23%	14.40%	8.86%	—
Class R2[6]	10.06%	14.23%	—	7.27%
Class R3[6]	10.15%	14.34%	—	7.38%

1 Reflects the deduction of the maximum initial sales charge of 5.75%.

2 Performance for each unmanaged index does not reflect any fees or expenses. The performance of each index is not necessarily representative of the Fund’s performance.

3 Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 5.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended November 30, 2014, is calculated using the SEC-required uniform method to compute such return.

4 Performance reflects the deduction of a CDSC of 5% for 1 year, 2% for 5 years and 0% for 10 years. Class B shares automatically convert to Class A shares after approximately 8 years. (There is no initial sales charge for automatic conversions.) All returns for periods greater than 8 years reflect this conversion.

5 The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

6 Commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

7 Performance is at net asset value.

4

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2014 through November 30, 2014).

Actual Expenses

For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 6/1/14 – 11/30/14” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	6/1/14	11/30/14	6/1/14 - 11/30/14
Class A
Actual	$1,000.00	$1,057.40	$ 6.60
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.65	$ 6.48
Class B
Actual	$1,000.00	$1,053.60	$10.45
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.89	$10.25
Class C
Actual	$1,000.00	$1,053.60	$10.40
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.94	$10.20
Class F
Actual	$1,000.00	$1,058.40	$ 5.83
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.40	$ 5.72
Class I
Actual	$1,000.00	$1,058.80	$ 5.32
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.90	$ 5.22
Class P
Actual	$1,000.00	$1,056.70	$ 7.63
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.65	$ 7.49
Class R2
Actual	$1,000.00	$1,056.00	$ 8.40
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.90	$ 8.24
Class R3
Actual	$1,000.00	$1,056.30	$ 7.89
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.40	$ 7.74

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.28% for Class A, 2.03% for Class B, 2.02% for Class C, 1.13% for Class F, 1.03% for Class I, 1.48% for Class P, 1.63% for Class R2 and 1.53% for Class R3) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

November 30, 2014

Sector*	%**
Consumer Discretionary	24.33%
Consumer Staples	7.21%
Energy	2.63%
Financials	10.87%
Health Care	18.33%

Sector*	%**
Industrials	17.44%
Information Technology	15.64%
Materials	1.83%
Telecommunication Services	1.22%
Repurchase Agreement	0.50%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

6

Schedule of Investments

November 30, 2014

Investments	Shares	Fair Value (000)
COMMON STOCKS 100.16%

Aerospace & Defense 1.35%
Exelis, Inc.	319,954	$5,740
TransDigm Group, Inc.	22,003	4,352
Total		10,092

Airlines 1.39%
United Continental Holdings, Inc.*	170,603	10,446

Automobiles 1.22%
Harley-Davidson, Inc.	131,703	9,177

Back Office Support, Human Resources, and Consulting 1.26%
Verisk Analytics, Inc. Class A*	152,808	9,471

Beverages 1.31%
Monster Beverage Corp.*	87,822	9,849

Biotechnology 4.93%
Alkermes plc (Ireland)*(a)	65,836	3,622
BioMarin Pharmaceutical, Inc.*	68,899	6,181
Incyte Corp.*	37,550	2,837
Isis Pharmaceuticals, Inc.*	64,314	3,331
Medivation, Inc.*	35,066	4,064
Pharmacyclics, Inc.*	46,889	6,536
Vertex Pharmaceuticals, Inc.*	88,090	10,384
Total		36,955

Building Products 2.13%
Fortune Brands Home & Security, Inc.	165,620	7,440
Lennox International, Inc.	90,743	8,500
Total		15,940

Capital Markets 3.83%
Affiliated Managers Group, Inc.*	60,375	12,292
Eaton Vance Corp.	69,113	2,888
Invesco Ltd.	102,448	4,135

Investments	Shares	Fair Value (000)
TD Ameritrade Holding Corp.	270,829	$9,373
Total		28,688

Chemicals 1.84%
Huntsman Corp.	227,906	5,816
RPM International, Inc.	167,532	7,992
Total		13,808

Commercial Information Services 0.47%
IHS, Inc. Class A*	28,902	3,539

Commercial Services 1.52%
Robert Half International, Inc.	200,571	11,390

Commercial Services & Supplies 2.53%
Stericycle, Inc.*	88,541	11,415
Tyco International plc	176,252	7,561
Total		18,976

Communications Equipment 0.48%
F5 Networks, Inc.*	21,231	2,743
Palo Alto Networks, Inc.*	6,842	841
Total		3,584

Distributors 1.72%
LKQ Corp.*	445,171	12,932

Diversified Financial Services 3.56%
Intercontinental Exchange, Inc.	63,622	14,378
Moody’s Corp.	121,831	12,306
Total		26,684

Electrical Equipment 0.74%
AMETEK, Inc.	108,728	5,541

Food & Staples Retailing 1.01%
Whole Foods Market, Inc.	154,983	7,599

Food Products 3.58%
Hershey Co. (The)	115,503	11,583
Keurig Green Mountain, Inc.	48,358	6,873
Mead Johnson Nutrition Co.	81,095	8,421
Total		26,877

See Notes to Financial Statements.	7

Schedule of Investments (continued)

November 30, 2014

Investments	Shares	Fair Value (000)
Health Care Equipment & Supplies 4.53%
Align Technology, Inc.*	66,947	$3,809
C.R. Bard, Inc.	61,348	10,267
Cooper Cos., Inc. (The)	31,021	5,239
St. Jude Medical, Inc.	99,988	6,795
Zimmer Holdings, Inc.	70,154	7,878
Total		33,988

Health Care Providers & Services 4.00%
AmerisourceBergen Corp.	127,594	11,617
Cardinal Health, Inc.	92,866	7,633
Centene Corp.*	63,270	6,249
Omnicare, Inc.	63,480	4,464
Total		29,963

Hotels, Restaurants & Leisure 4.64%
Dunkin’ Brands Group, Inc.	79,044	3,822
Hilton Worldwide Holdings, Inc.*	360,059	9,441
Norwegian Cruise Line Holdings Ltd.*	195,979	8,601
Panera Bread Co. Class A*	25,714	4,304
Starwood Hotels & Resorts Worldwide, Inc.	109,021	8,613
Total		34,781

Household Durables 1.13%
Whirlpool Corp.	45,693	8,507

Household Products 1.35%
Church & Dwight Co., Inc.	131,589	10,094

Industrial Conglomerates 1.29%
Roper Industries, Inc.	61,076	9,639

Information Technology Services 2.45%
Fiserv, Inc.*	108,448	7,753
FleetCor Technologies, Inc.*	43,695	6,637
Vantiv, Inc. Class A*	119,104	4,018
Total		18,408

Investments	Shares	Fair Value (000)
Insurance 1.04%
Lincoln National Corp.	138,000	$7,815

Internet & Catalog Retail 1.35%
Expedia, Inc.	116,136	10,117

Internet Software & Services 3.88%
Akamai Technologies, Inc.*	171,780	11,099
LinkedIn Corp. Class A*	55,793	12,624
Twitter, Inc.*	128,036	5,344
Total		29,067

Leisure Products 1.00%
Hasbro, Inc.	126,243	7,474

Life Sciences Tools & Services 1.51%
Agilent Technologies, Inc.	138,148	5,905
Quintiles Transnational Holdings, Inc.*	93,779	5,422
Total		11,327

Machinery 3.61%
IDEX Corp.	139,274	10,698
Ingersoll-Rand plc (Ireland)(a)	102,590	6,469
ITT Corp.	153,936	6,373
SPX Corp.	39,298	3,525
Total		27,065

Multi-Line Retail 3.35%
Dollar General Corp.*	162,978	10,877
Dollar Tree, Inc.*	38,955	2,663
Nordstrom, Inc.	151,978	11,605
Total		25,145

Oil, Gas & Consumable Fuels 2.65%
Antero Resources Corp.*	82,636	3,877
EQT Corp.	62,250	5,663
Memorial Resource Development Corp.*	278,042	6,006
Parsley Energy, Inc. Class A*	48,066	608
Rice Energy, Inc.*	148,926	3,708
Total		19,862

8	See Notes to Financial Statements.

Schedule of Investments (continued)

November 30, 2014

Investments	Shares	Fair Value (000)
Pharmaceuticals 3.49%
Mallinckrodt plc*	61,860	$5,705
Mylan, Inc.*	171,684	10,063
Perrigo Co. plc (Ireland)(a)	64,713	10,366
Total		26,134

Real Estate Investment Trusts 1.39%
Crown Castle International Corp.	125,160	10,400

Real Estate Management & Development 1.13%
CBRE Group, Inc. Class A*	251,688	8,492

Road & Rail 1.27%
J.B. Hunt Transport Services, Inc.	115,427	9,526

Semiconductors & Semiconductor Equipment 2.55%
Avago Technologies Ltd. (Singapore)(a)	114,139	10,661
Cavium, Inc.*	149,899	8,484
Total		19,145

Software 6.38%
Activision Blizzard, Inc.	334,647	7,245
Electronic Arts, Inc.*	192,438	8,454
FireEye, Inc.*	229,633	6,956
Fortinet, Inc.*	253,267	6,980
ServiceNow, Inc.*	155,752	9,962
Splunk, Inc.*	55,102	3,697
Tableau Software, Inc. Class A*	54,284	4,553
Total		47,847

Specialty Retail 6.03%
AutoZone, Inc.*	22,981	13,276
L Brands, Inc.	92,768	7,505
Tiffany & Co.	35,284	3,808
Tractor Supply Co.	151,693	11,670
Ulta Salon, Cosmetics & Fragrance, Inc.*	70,537	8,922
Total		45,181

Investments	Shares	Fair Value (000)
Textiles, Apparel & Luxury Goods 4.04%
Ralph Lauren Corp.	38,878	$7,189
Under Armour, Inc. Class A*	94,231	6,831
VF Corp.	216,792	16,296
Total		30,316

Wireless Telecommunication Services 1.23%
SBA Communications Corp. Class A*	75,911	9,236
Total Common Stocks (cost $632,263,352)		751,077

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.50%

Repurchase Agreement
Repurchase Agreement dated 11/28/2014, Zero Coupon due 12/1/2014 with Fixed Income Clearing Corp. collateralized by $3,915,000 of U.S. Treasury Note at 1.125% due 12/31/2019; value: $3,846,488; proceeds: $3,767,987 (cost $3,767,987)	$3,768	3,768
Total Investments in Securities 100.66% (cost $636,031,339)		754,845
Liabilities in Excess of Other Assets (0.66)%		(4,940)
Net Assets 100.00%		$749,905

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Financial Statements.	9

Schedule of Investments (concluded)

November 30, 2014

The following is a summary of the inputs used as of November 30, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$751,077	$—	$—	$751,077
Repurchase Agreement	—	3,768	—	3,768
Total	$751,077	$3,768	$—	$754,845

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the fiscal year ended November 30, 2014.

10	See Notes to Financial Statements.

This page is intentionally left blank.

11

Statement of Assets and Liabilities

November 30, 2014

ASSETS:
Investments in securities, at fair value (cost $636,031,339)	$754,844,725
Receivables:
Investment securities sold	22,140,115
Dividends	443,622
Capital shares sold	312,812
Prepaid expenses and other assets	53,415
Total assets	777,794,689
LIABILITIES:
Payables:
Investment securities purchased	26,353,655
Capital shares reacquired	462,401
Management fee	457,040
12b-1 distribution fees	171,235
Directors’ fees	103,286
Fund administration	24,376
To affiliate (See Note 3)	14,895
Accrued expenses	302,512
Total liabilities	27,889,400
NET ASSETS	$749,905,289
COMPOSITION OF NET ASSETS:
Paid-in capital	$534,849,319
Accumulated net investment loss	(103,286)
Accumulated net realized gain on investments	96,345,870
Net unrealized appreciation on investments	118,813,386
Net Assets	$749,905,289

12	See Notes to Financial Statements.

Statement of Assets and Liabilities (concluded)

November 30, 2014

Net assets by class:
Class A Shares	$419,163,720
Class B Shares	$11,183,801
Class C Shares	$62,897,283
Class F Shares	$20,503,386
Class I Shares	$200,573,464
Class P Shares	$4,521,265
Class R2 Shares	$1,063,061
Class R3 Shares	$29,999,309
Outstanding shares by class:
Class A Shares (100 million shares of common stock authorized, $.001 par value)	17,648,057
Class B Shares (30 million shares of common stock authorized, $.001 par value)	557,385
Class C Shares (20 million shares of common stock authorized, $.001 par value)	3,135,643
Class F Shares (30 million shares of common stock authorized, $.001 par value)	844,039
Class I Shares (30 million shares of common stock authorized, $.001 par value)	7,790,524
Class P Shares (20 million shares of common stock authorized, $.001 par value)	192,572
Class R2 Shares (30 million shares of common stock authorized, $.001 par value)	45,826
Class R3 Shares (30 million shares of common stock authorized, $.001 par value)	1,279,612
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$23.75
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$25.20
Class B Shares-Net asset value	$20.06
Class C Shares-Net asset value	$20.06
Class F Shares-Net asset value	$24.29
Class I Shares-Net asset value	$25.75
Class P Shares-Net asset value	$23.48
Class R2 Shares-Net asset value	$23.20
Class R3 Shares-Net asset value	$23.44

See Notes to Financial Statements.	13

Statement of Operations

For the Year Ended November 30, 2014

Investment income:
Dividends (net of foreign withholding taxes of $7,985)	$6,203,916
Total investment income	6,203,916
Expenses:
Management fee	5,167,136
12b-1 distribution plan-Class A	1,204,217
12b-1 distribution plan-Class B	133,884
12b-1 distribution plan-Class C	623,963
12b-1 distribution plan-Class F	17,573
12b-1 distribution plan-Class P	20,740
12b-1 distribution plan-Class R2	7,603
12b-1 distribution plan-Class R3	163,641
Shareholder servicing	1,194,331
Fund administration	275,581
Subsidy (See Note 3)	142,752
Registration	98,601
Reports to shareholders	79,725
Professional	51,149
Directors’ fees	26,759
Custody	26,169
Other	48,483
Gross expenses	9,282,307
Expense reductions (See Note 8)	(467)
Net expenses	9,281,840
Net investment loss	(3,077,924)
Net realized and unrealized gain (loss):
Net realized gain on investments	100,561,752
Net change in unrealized appreciation/depreciation on investments	(30,625,027)
Net realized and unrealized gain	69,936,725
Net Increase in Net Assets Resulting From Operations	$66,858,801

14	See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE IN NET ASSETS	For the Year Ended November 30, 2014	For the Year Ended November 30, 2013
Operations:
Net investment loss	$(3,077,924)	$(3,288,465)
Net realized gain on investments	100,561,752	118,626,384
Net change in unrealized appreciation/depreciation on investments	(30,625,027)	60,797,930
Net increase in net assets resulting from operations	66,858,801	176,135,849
Distributions to shareholders from:
Net realized gain
Class A	(70,611,286)	(71,093)
Class B	(2,979,709)	(4,257)
Class C	(11,867,750)	(11,827)
Class F	(2,873,511)	(2,702)
Class I	(15,316,480)	(14,292)
Class P	(784,615)	(1,010)
Class R2	(242,327)	(305)
Class R3	(5,534,389)	(6,481)
Total distributions to shareholders	(110,210,067)	(111,967)
Capital share transactions (Net of share conversions) (See Note 12):
Net proceeds from sales of shares	170,709,125	80,204,766
Reinvestment of distributions	104,620,269	106,849
Cost of shares reacquired	(146,498,937)	(143,148,401)
Net increase (decrease) in net assets resulting from capital share transactions	128,830,457	(62,836,786)
Net increase in net assets	85,479,191	113,187,096
NET ASSETS:
Beginning of year	$664,426,098	$551,239,002
End of year	$749,905,289	$664,426,098
Accumulated net investment loss	$(103,286)	$(93,107)

See Notes to Financial Statements.	15

Financial Highlights

	Class A Shares
	Year Ended 11/30
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$25.70	$19.16	$21.30	$21.44	$17.13
Investment operations:
Net investment loss(a)	(.09)	(.12)	(.09)	(.14)	(.12)
Net realized and unrealized gain	2.40	6.66	1.12	—	4.43
Total from investment operations	2.31	6.54	1.03	(.14)	4.31
Distributions to shareholders from:
Net realized gain	(4.26)	— (b)	(3.17)	—	—
Net asset value, end of year	$23.75	$25.70	$19.16	$21.30	$21.44
Total Return(c)	10.41%	34.16%	6.96%	(.65)%	25.16%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.31%	1.40%	1.42%	1.45%	1.47%
Expenses, including expense reductions, management fee waived and expenses reimbursed	1.31%	1.40%	1.42%	1.45%	1.47%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.31%	1.40%	1.44%	1.46%	1.50%
Net investment loss	(.41)%	(.51)%	(.48)%	(.64)%	(.61)%

Supplemental Data:
Net assets, end of year (000)	$419,164	$428,573	$351,427	$389,211	$454,561
Portfolio turnover rate	207.44%	118.03%	145.62%	121.66%	103.81%
(a)	Calculated using average shares outstanding during the year.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

16	See Notes to Financial Statements.

Financial Highlights (continued)

	Class B Shares
	Year Ended 11/30
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$22.50	$16.88	$19.27	$19.52	$15.70
Investment operations:
Net investment loss(a)	(.22)	(.22)	(.19)	(.26)	(.22)
Net realized and unrealized gain	2.04	5.84	.97	.01	4.04
Total from investment operations	1.82	5.62	.78	(.25)	3.82
Distributions to shareholders from:
Net realized gain	(4.26)	— (b)	(3.17)	—	—
Net asset value, end of year	$20.06	$22.50	$16.88	$19.27	$19.52
Total Return(c)	9.57%	33.40%	6.22%	(1.28)%	24.33%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	2.03%	2.05%	2.07%	2.09%	2.12%
Expenses, including expense reductions, management fee waived and expenses reimbursed	2.03%	2.05%	2.07%	2.09%	2.12%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	2.03%	2.05%	2.09%	2.11%	2.15%
Net investment loss	(1.12)%	(1.12)%	(1.14)%	(1.27)%	(1.28)%

Supplemental Data:
Net assets, end of year (000)	$11,184	$16,020	$18,614	$29,129	$43,822
Portfolio turnover rate	207.44%	118.03%	145.62%	121.66%	103.81%
(a)	Calculated using average shares outstanding during the year.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.	17

Financial Highlights (continued)

	Class C Shares
	Year Ended 11/30
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$22.49	$16.87	$19.26	$19.51	$15.69
Investment operations:
Net investment loss(a)	(.21)	(.23)	(.19)	(.26)	(.22)
Net realized and unrealized gain	2.04	5.85	.97	.01	4.04
Total from investment operations	1.83	5.62	.78	(.25)	3.82
Distributions to shareholders from:
Net realized gain	(4.26)	— (b)	(3.17)	—	—
Net asset value, end of year	$20.06	$22.49	$16.87	$19.26	$19.51
Total Return(c)	9.63%	33.34%	6.28%	(1.28)%	24.35%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	2.02%	2.04%	2.06%	2.06%	2.12%
Expenses, including expense reductions, management fee waived and expenses reimbursed	2.02%	2.04%	2.06%	2.06%	2.12%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	2.02%	2.04%	2.08%	2.08%	2.15%
Net investment loss	(1.11)%	(1.15)%	(1.12)%	(1.25)%	(1.27)%

Supplemental Data:
Net assets, end of year (000)	$62,897	$62,815	$51,427	$58,336	$64,376
Portfolio turnover rate	207.44%	118.03%	145.62%	121.66%	103.81%
(a)	Calculated using average shares outstanding during the year.
(b)	Amount is less than $0.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

18	See Notes to Financial Statements.

Financial Highlights (continued)

	Class F Shares
	Year Ended 11/30
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$26.15	$19.44	$21.52	$21.61	$17.22
Investment operations:
Net investment loss(a)	(.06)	(.06)	(.04)	(.09)	(.06)
Net realized and unrealized gain	2.46	6.77	1.13	—	4.45
Total from investment operations	2.40	6.71	1.09	(.09)	4.39
Distributions to shareholders from:
Net realized gain	(4.26)	— (b)	(3.17)	—	—
Net asset value, end of year	$24.29	$26.15	$19.44	$21.52	$21.61
Total Return(c)	10.60%	34.54%	7.20%	(.42)%	25.49%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.13%	1.15%	1.17%	1.20%	1.21%
Expenses, including expense reductions, management fee waived and expenses reimbursed	1.13%	1.15%	1.17%	1.20%	1.21%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.13%	1.15%	1.19%	1.22%	1.24%
Net investment loss	(.24)%	(.27)%	(.23)%	(.41)%	(.32)%

Supplemental Data:
Net assets, end of year (000)	$20,503	$17,739	$13,652	$14,594	$11,051
Portfolio turnover rate	207.44%	118.03%	145.62%	121.66%	103.81%
(a)	Calculated using average shares outstanding during the year.
(b)	Amount is less than $.01.
(c)	Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.	19

Financial Highlights (continued)

	Class I Shares
	Year Ended 11/30
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$27.45	$20.38	$22.38	$22.45	$17.87
Investment operations:
Net investment loss(a)	(.04)	(.04)	(.04)	(.07)	(.05)
Net realized and unrealized gain	2.60	7.11	1.21	—	4.63
Total from investment operations	2.56	7.07	1.17	(.07)	4.58
Distributions to shareholders from:
Net realized gain	(4.26)	— (b)	(3.17)	—	—
Net asset value, end of year	$25.75	$27.45	$20.38	$22.38	$22.45
Total Return(c)	10.70%	34.67%	7.29%	(.31)%	25.63%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.03%	1.06%	1.07%	1.10%	1.11%
Expenses, including expense reductions, management fee waived and expenses reimbursed	1.03%	1.06%	1.07%	1.10%	1.11%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.03%	1.06%	1.09%	1.12%	1.15%
Net investment loss	(.16)%	(.16)%	(.18)%	(.30)%	(.25)%

Supplemental Data:
Net assets, end of year (000)	$200,573	$99,819	$78,051	$61,928	$54,970
Portfolio turnover rate	207.44%	118.03%	145.62%	121.66%	103.81%
(a)	Calculated using average shares outstanding during the year.
(b)	Amount is less than $.01.
(c)	Total return assumes the reinvestment of all distributions.

20	See Notes to Financial Statements.

Financial Highlights (continued)

	Class P Shares
	Year Ended 11/30
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$25.49	$19.02	$21.19	$21.35	$17.07
Investment operations:
Net investment loss(a)	(.13)	(.13)	(.11)	(.17)	(.14)
Net realized and unrealized gain	2.38	6.60	1.11	.01	4.42
Total from investment operations	2.25	6.47	1.00	(.16)	4.28
Distributions to shareholders from:
Net realized gain	(4.26)	— (b)	(3.17)	—	—
Net asset value, end of year	$23.48	$25.49	$19.02	$21.19	$21.35
Total Return(c)	10.23%	34.04%	6.83%	(.75)%	25.07%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.48%	1.51%	1.53%	1.55%	1.57%
Expenses, including expense reductions, management fee waived and expenses reimbursed	1.48%	1.51%	1.53%	1.55%	1.57%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.48%	1.51%	1.54%	1.57%	1.60%
Net investment loss	(.58)%	(.57)%	(.60)%	(.74)%	(.73)%

Supplemental Data:
Net assets, end of year (000)	$4,521	$4,723	$5,017	$8,074	$8,477
Portfolio turnover rate	207.44%	118.03%	145.62%	121.66%	103.81%
(a)	Calculated using average shares outstanding during the year.
(b)	Amount is less than $.01.
(c)	Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.	21

Financial Highlights (continued)

	Class R2 Shares
	Year Ended 11/30
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$25.27	$18.88	$21.09	$21.28	$17.04
Investment operations:
Net investment loss(a)	(.16)	(.16)	(.14)	(.21)	(.16)
Net realized and unrealized gain	2.35	6.55	1.10	.02	4.40
Total from investment operations	2.19	6.39	.96	(.19)	4.24
Distributions to shareholders from:
Net realized gain	(4.26)	— (b)	(3.17)	—	—
Net asset value, end of year	$23.20	$25.27	$18.88	$21.09	$21.28
Total Return(c)	10.06%	33.87%	6.70%	(.94)%	24.88%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.63%	1.66%	1.67%	1.70%	1.71%
Expenses, including expense reductions, management fee waived and expenses reimbursed	1.63%	1.66%	1.67%	1.70%	1.71%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.63%	1.66%	1.69%	1.72%	1.75%
Net investment loss	(.72)%	(.73)%	(.74)%	(.92)%	(.86)%

Supplemental Data:
Net assets, end of year (000)	$1,063	$1,436	$1,515	$1,505	$1,330
Portfolio turnover rate	207.44%	118.03%	145.62%	121.66%	103.81%
(a)	Calculated using average shares outstanding during the year.
(b)	Amount is less than $.01.
(c)	Total return assumes the reinvestment of all distributions.

22	See Notes to Financial Statements.

Financial Highlights (concluded)

	Class R3 Shares
	Year Ended 11/30
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$25.47	$19.01	$21.19	$21.36	$17.09
Investment operations:
Net investment loss(a)	(.14)	(.15)	(.12)	(.18)	(.13)
Net realized and unrealized gain	2.37	6.61	1.11	.01	4.40
Total from investment operations	2.23	6.46	.99	(.17)	4.27
Distributions to shareholders from:
Net realized gain	(4.26)	— (b)	(3.17)	—	—
Net asset value, end of year	$23.44	$25.47	$19.01	$21.19	$21.36
Total Return(c)	10.15%	34.01%	6.78%	(.80)%	24.99%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.53%	1.55%	1.57%	1.59%	1.60%
Expenses, including expense reductions, management fee waived and expenses reimbursed	1.53%	1.55%	1.57%	1.59%	1.60%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.53%	1.55%	1.58%	1.61%	1.64%
Net investment loss	(.62)%	(.65)%	(.63)%	(.81)%	(.70)%

Supplemental Data:
Net assets, end of year (000)	$29,999	$33,301	$31,535	$26,291	$14,684
Portfolio turnover rate	207.44%	118.03%	145.62%	121.66%	103.81%
(a)	Calculated using average shares outstanding during the year.
(b)	Amount is less than $.01.
(c)	Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.	23

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett Research Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law on April 6, 1992. The Company currently consists of three separate funds. This report covers one of the funds and its classes: Lord Abbett Growth Opportunities Fund (the “Fund”).

The Fund’s investment objective is capital appreciation. The Fund has eight classes of shares: Class A, B, C, F, I, P, R2 and R3, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in the Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. The Fund no longer issues Class B shares for purchase. The Fund’s Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Fund’s prospectus.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The
24

Notes to Financial Statements (continued)

Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended November 30, 2011 through November 30, 2014. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.
25

Notes to Financial Statements (continued)

(g)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(h)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of November 30, 2014 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the fiscal year then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

26

Notes to Financial Statements (continued)

The management fee is based on the Fund’s average daily net assets at the following annual rates:

First $1 billion	.75%
Next $1 billion	.65%
Next $1 billion	.60%
Over $3 billion	.58%

For the fiscal year ended November 30, 2014, the effective management fee paid to Lord Abbett was at an annualized rate of .75% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of ..04% of the Fund’s average daily net assets.

Prior to April 1, 2014, Lord Abbett contractually agreed to waive all or a portion of its management fee and, if necessary, waive all or a portion of its administrative fee and reimburse the Fund’s other expenses to the extent necessary so that the total net annual operating expenses for each class, excluding 12b-1 fees, do not exceed an annual rate of 1.05%. Effective April 1, 2014, the contractual waiver expired.

The Fund, along with certain other funds managed by Lord Abbett (collectively, the “Underlying Funds”), has entered into a Servicing Arrangement with certain “Fund of Funds” managed by Lord Abbett, pursuant to which the Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of the applicable Fund of Funds in proportion to the average daily value of the Underlying Fund shares owned by each Fund of Funds. Amounts paid pursuant to the Servicing Arrangement, if applicable, are included in Subsidy expense on the Fund’s Statement of Operations and Payable to affiliates on the Fund’s Statement of Assets and Liabilities.

As of November 30, 2014, the percentage of the Fund’s outstanding shares owned by Lord Abbett Diversified Equity Strategy Fund, Lord Abbett Multi-Asset Balanced Opportunity Fund, Lord Abbett Multi-Asset Global Opportunity Fund, Lord Abbett Multi-Asset Growth Fund and Lord Abbett Multi-Asset Income Fund were 5.11%, 4.08%, .63%, 2.42% and 5.41%, respectively.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following maximum annual rates have been approved by the Board pursuant to the plan:

Fees*	Class A(1)	Class B	Class C	Class F	Class P	Class R2	Class R3
Service	.25%	.25%	.25%	—	.25%	.25%	.25%
Distribution	—	.75%	.75%	.10%	.20%	.35%	.25%

*	The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.
(1)	Prior to April 1, 2014, the annual rate approved by the Board for Class A 12b-1 fees was .35% (.25% service, .10% distribution).

Class I shares do not have a distribution plan.

27

Notes to Financial Statements (continued)

Commissions

Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the fiscal year ended November 30, 2014:

Distributor	Dealers’
Commissions	Concessions
$67,656	$377,665

Distributor received CDSCs of $4,239 and $4,236 for Class A and Class C shares, respectively, for the fiscal year ended November 30, 2014.

A Director and certain of the Fund’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

Subsequent to the Fund’s fiscal year ended November 30, 2014, short-term capital gain and a long-term capital gain distributions of approximately $24,867,000 and $77,585,000, respectively, were declared by the Fund on December 11, 2014. The distributions were paid on December 19, 2014 to shareholders of record on December 18, 2014.

The tax character of distributions paid during the fiscal years ended November 30, 2014 and 2013 was as follows:

	Year Ended	Year Ended
	11/30/2014	11/30/2013
Distributions paid from:
Ordinary income	$22,156,966	$—
Net long-term capital gains	88,053,101	111,967
Total distributions paid	$110,210,067	$111,967

As of November 30, 2014, the components of accumulated gains on a tax-basis were as follows:

Undistributed ordinary income – net	$24,866,749
Undistributed long-term capital gains	$77,583,141
Total undistributed earnings	$102,449,890
Temporary differences	(3,128,149)
Unrealized gains – net	115,734,229
Total accumulated gains – net	$215,055,970
28

Notes to Financial Statements (continued)

At the Fund’s election, certain losses incurred within the taxable year (Qualified Late-Year Losses) are deemed to arise on the first business day of the Fund’s next taxable year. The Fund incurred and will elect to defer post-October capital losses of $3,024,863 during fiscal 2014.

As of November 30, 2014, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$639,110,496
Gross unrealized gain	120,298,839
Gross unrealized loss	(4,564,610)
Net unrealized security gain	$115,734,229

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities and wash sales.

Permanent items identified during the fiscal year ended November 30, 2014 have been reclassified among the components of net assets based on their tax basis treatment as follows:

Accumulated Net Investment Loss	Accumulated Net Realized Gain
$3,067,745	$(3,067,745)

The permanent differences are attributable to the tax treatment of certain distributions received and net investment losses.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the fiscal year ended November 30, 2014 were as follows:

Purchases	Sales
$1,448,566,704	$1,429,476,596

There were no purchases or sales of U.S. Government securities for the fiscal year ended November 30, 2014.

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosure requirements are intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. In addition, FASB issued Accounting Standards Update No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013-01”), specifying which transactions are subject to disclosures about offsetting.

The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between the Fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the

29

Notes to Financial Statements (continued)

agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$3,767,987	$—	$3,767,987
Total	$3,767,987	$—	$3,767,987

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$3,767,987	$ —	$ —	$(3,767,987)	$ —
Total	$3,767,987	$ —	$ —	$(3,767,987)	$ —

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of November 30, 2014.

7.	DIRECTORS’ REMUNERATION

The Company’s officers and a Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

9.	LINE OF CREDIT

Effective June 30, 2014, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) participate in a $500 million unsecured revolving credit facility (the “Facility”) with State Street Bank and Trust Company (“SSB”). The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million based on past borrowings and likelihood of future borrowings. Each Participating Fund bears its ratable share of the $525,000 annual Facility fee based on the maximum amount the Fund can borrow under the Facility. This amount is included for the Fund in Other expenses in the Statement of Operations. Any borrowings under the Facility will incur interest at current market rates as set forth in the credit agreement.

30

Notes to Financial Statements (continued)

Prior to June 30, 2014, the Fund and certain other funds managed by Lord Abbett participated in a Facility with SSB. The amounts that were available under the Facility were (i) the lesser of either $250,000,000 or 33.33% of total assets per participating fund and (ii) $350,000,000 in the aggregate for all participating funds.

During fiscal year ended November 30, 2014, the Fund did not utilize the Facility.

10.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

11.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities market in general, and to the changing prospects of individual companies in which the Fund invests. The Fund has particular risks associated with growth stocks. Growth companies may grow faster than other companies, which may result in more volatility in their stock prices. In addition, if the Fund’s assessment of a company’s potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market. The Fund invests largely in mid-sized company stocks, which may be less able to weather economic shifts or other adverse developments than those of larger, more established companies.

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, liquidity, currency, political, information, and other risks.

These factors can affect the Fund’s performance.

12.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

	Year Ended November 30, 2014		Year Ended November 30, 2013
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,609,429	$36,467,154	1,555,043	$34,765,764
Converted from Class B*	134,612	3,030,864	168,467	3,736,131
Reinvestment of distributions	3,126,877	68,353,491	3,537	69,274
Shares reacquired	(3,895,806)	(88,477,588)	(3,397,663)	(75,703,321)
Increase (decrease)	975,112	$19,373,921	(1,670,616)	$(37,132,152)

Class B Shares
Shares sold	21,200	$401,523	22,186	$417,053
Reinvestment of distributions	152,279	2,830,871	236	4,077
Shares reacquired	(169,472)	(3,290,702)	(221,504)	(4,294,950)
Converted to Class A*	(158,730)	(3,030,864)	(191,827)	(3,736,131)
Decrease	(154,723)	$(3,089,172)	(390,909)	$(7,609,951)

Class C Shares
Shares sold	457,434	$8,774,537	331,337	$6,536,352
Reinvestment of distributions	551,584	10,248,424	588	10,140
Shares reacquired	(666,220)	(12,825,370)	(587,414)	(11,438,752)
Increase (decrease)	342,798	$6,197,591	(255,489)	$(4,892,260)

31

Notes to Financial Statements (concluded)

	Year Ended November 30, 2014		Year Ended November 30, 2013
Class F Shares	Shares	Amount	Shares	Amount
Shares sold	432,236	$10,131,595	225,949	$5,201,019
Reinvestment of distributions	105,481	2,354,330	110	2,193
Shares reacquired	(371,942)	(8,534,653)	(249,945)	(5,769,142)
Increase (decrease)	165,775	$3,951,272	(23,886)	$(565,930)

Class I Shares
Shares sold	4,298,345	$107,281,743	972,722	$23,215,411
Reinvestment of distributions	608,970	14,389,956	641	13,357
Shares reacquired	(753,795)	(18,408,493)	(1,165,320)	(25,736,373)
Increase (decrease)	4,153,520	$103,263,206	(191,957)	$(2,507,605)

Class P Shares
Shares sold	29,829	$672,726	36,963	$824,478
Reinvestment of distributions	36,223	783,859	52	1,009
Shares reacquired	(58,753)	(1,311,707)	(115,543)	(2,473,382)
Increase (decrease)	7,299	$144,878	(78,528)	$(1,647,895)

Class R2 Shares
Shares sold	19,884	$438,214	14,598	$320,619
Reinvestment of distributions	5,909	126,513	10	201
Shares reacquired	(36,789)	(818,898)	(38,024)	(824,825)
Decrease	(10,996)	$(254,171)	(23,416)	$(504,005)

Class R3 Shares
Shares sold	291,377	$6,541,633	403,941	$8,924,070
Reinvestment of distributions	255,910	5,532,825	341	6,598
Shares reacquired	(575,045)	(12,831,526)	(755,565)	(16,907,656)
Decrease	(27,758)	$(757,068)	(351,283)	$(7,976,988)

*	Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

32

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Lord Abbett Research Fund, Inc. and the Shareholders of Lord Abbett Growth Opportunities Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Lord Abbett Growth Opportunities Fund, one of the three funds constituting the Lord Abbett Research Fund, Inc. (the “Company”) as of November 30, 2014, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2014, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lord Abbett Growth Opportunities Fund of the Lord Abbett Research Fund, Inc. as of November 30, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
New York, New York
January 16, 2015

33

Basic Information About Management

The Board is responsible for the management of the business and affairs of the Company in accordance with the laws of the State of Maryland. The Board elects officers who are responsible for the day-to-day operations of the Fund and who execute policies authorized by the Board. The Board also approves an investment adviser to each Fund and continues to monitor the cost and quality of the services the investment adviser provides, and annually considers whether to renew the contract with the adviser. Generally, each Director holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Company’s organizational documents.

Lord Abbett, a Delaware limited liability company, is the Fund’s investment adviser. Designated Lord Abbett personnel are responsible for the day-to-day management of the Fund.

Interested Director

Ms. Foster is affiliated with Lord Abbett and is an “interested person” of the Company as defined in the Act. Ms. Foster is a director/trustee and officer of each of the 12 investment companies in the Lord Abbett Family of Funds, which consist of 56 portfolios or series.

Name, Address and Year of Birth	Current Position and Length of Service with the Company	Principal Occupation and Other Directorships During the Past Five Years
Daria L. Foster Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1954)	Director and President since 2006; Chief Executive Officer since 2012	Principal Occupation: Managing Partner of Lord Abbett (since 2007), and was formerly Director of Marketing and Client Service, joined Lord Abbett in 1990.
Other Directorships: None.

Independent Directors

The following Independent Directors also are directors/trustees of each of the 12 investment companies in the Lord Abbett Family of Funds, which consist of 56 portfolios or series.

Name, Address and Year of Birth	Current Position and Length of Service with the Company	Principal Occupation and Other Directorships During the Past Five Years
E. Thayer Bigelow Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1941)	Director since 1996; Chairman since 2013

Principal Occupation: Managing General Partner, Bigelow Media, LLC (since 2000); Senior Adviser, Time Warner Inc. (1998 – 2000).

Other Directorships: Currently serves as director of Crane Co. (since 1984) and Huttig Building Products Inc. (since 1998). Previously served as a director of R.H. Donnelley Inc. (2009 – 2010).

Robert B. Calhoun, Jr. Lord, Abbett & Co. LLC c/o Legal Dept. |90 Hudson Street Jersey City, NJ 07302 (1942)	Director since 1998	Principal Occupation: Senior Advisor of Monitor Clipper Partners, a private equity investment fund (since 1997); President of Clipper Asset Management Corp. (1991 – 2009). Other Directorships: None.

34

Basic Information About Management (continued)

Name, Address and Year of Birth	Current Position and Length of Service with the Company	Principal Occupation and Other Directorships During the Past Five Years
Eric C. Fast Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1949)	Director since 2014

Principal Occupation: Chief Executive Officer of Crane Co., an industrial products company (2001 – 2014).

Other Directorships: Currently serves as director of Automatic Data Processing, Inc. (since 2007) and Regions Financial Corporation (since 2010). Previously served as a director of Crane Co. (1999 – 2014).

Evelyn E. Guernsey Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1955)	Director since 2011	Principal Occupation: CEO, Americas of J.P. Morgan Asset Management (2004 – 2010). Other Directorships: None.

Julie A. Hill Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1946)	Director since 2004

Principal Occupation: Owner and CEO of The Hill Company, a business consulting firm (since 1998).

Other Directorships: Currently serves as director of Anthem, Inc., a health benefits company (since 1994).

Franklin W. Hobbs Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2001

Principal Occupation: Advisor of One Equity Partners, a private equity firm (since 2004).

Other Directorships: Currently serves as director and Chairman of the Board of Ally Financial Inc., a financial services firm (since 2009), and as director of Molson Coors Brewing Company (since 2002).

James M. McTaggart Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2012

Principal Occupation: Independent management advisor and consultant (since 2012); Vice President, CRA International, Inc. (doing business as Charles River Associates), a global management consulting firm (2009 – 2012); Founder and Chairman of Marakon Associates, Inc., a strategy consulting firm (1978 – 2009); and Officer and Director of Trinsum Group, a holding company (2007 – 2009).

Other Directorships: Currently serves as director of Blyth, Inc., a home products company (since 2004).

James L.L. Tullis Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2006

Principal Occupation: CEO of Tullis-Dickerson and Co. Inc., a venture capital management firm (since 1990); CEO of Tullis Health Investors Inc. (since 2012).

Other Directorships: Currently serves as director of Crane Co. (since 1998).

Officers

None of the officers listed below have received compensation from the Company. All of the officers of the Company also may be officers of the other Lord Abbett Funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302. Unless otherwise indicated, the position(s) and title(s) listed under the “Principal Occupation During the Past Five Years” column indicate each officer’s position(s) and title(s) with Lord Abbett.

35

Basic Information About Management (continued)

Name and Year of Birth	Current Position with the Company	Length of Service of Current Position	Principal Occupation During the Past Five Years
Daria L. Foster (1954)	President and Chief Executive Officer	Elected as President in 2006 and Chief Executive Officer in 2012	Managing Partner of Lord Abbett (since 2007), and was formerly Director of Marketing and Client Service, joined Lord Abbett in 1990.

Robert I. Gerber (1954)	Executive Vice President	Elected in 2007	Partner and Chief Investment Officer (since 2007), joined Lord Abbett in 1997 as Director of Taxable Fixed Income Management.

Thomas B. Maher (1967)	Executive Vice President	Elected in 2013	Partner and Portfolio Manager, joined Lord Abbett in 2003.

Justin C. Maurer (1969)	Executive Vice President	Elected in 2013	Partner and Portfolio Manager, joined Lord Abbett in 2001.

Walter H. Prahl (1958)	Executive Vice President	Elected in 2012	Partner and Director, joined Lord Abbett in 1997.

Frederick J. Ruvkun (1957)	Executive Vice President	Elected in 2012	Partner and Director, joined Lord Abbett in 2006.

Paul J. Volovich (1973)	Executive Vice President	Elected in 2004	Partner and Director, joined Lord Abbett in 1997.

John W. Ashbrook (1964)	Vice President and Assistant Secretary	Elected in 2014	Senior Counsel, joined Lord Abbett in 2008.

Joan A. Binstock (1954)	Chief Financial Officer and Vice President	Elected in 1999	Partner and Chief Financial and Operations Officer, joined Lord Abbett in 1999.

Brooke A. Fapohunda (1975)	Vice President and Assistant Secretary	Elected in 2014	Assistant General Counsel, joined Lord Abbett in 2006 and was formerly Vice President and Legal Counsel at Credit Suisse Asset Management LLC and Associate at Willkie Farr & Gallagher LLP.

John K. Forst (1960)	Vice President and Assistant Secretary	Elected in 2005	Partner and Deputy General Counsel, joined Lord Abbett in 2004.

Anthony W. Hipple (1964)	Vice President	Elected in 2014	Portfolio Manager, joined Lord Abbett in 2002.

36

Basic Information About Management (concluded)

Name and Year of Birth	Current Position with the Company	Length of Service of Current Position	Principal Occupation During the Past Five Years
Lawrence H. Kaplan (1957)	Vice President and Secretary	Elected in 1997	Partner and General Counsel, joined Lord Abbett in 1997.

David J. Linsen (1974)	Vice President	Elected in 2008	Partner and Director, joined Lord Abbett in 2001.

Joseph M. McGill (1962)	Chief Compliance Officer	Elected in 2014	Chief Compliance Officer, joined Lord Abbett in 2014 and was formerly a Managing Director and Chief Compliance Officer at UBS Global Asset Management (2003 – 2013).

A. Edward Oberhaus, III (1959)	Vice President	Elected in 1996	Partner and Director, joined Lord Abbett in 1983.

Lawrence B. Stoller (1963)	Vice President and Assistant Secretary	Elected in 2007	Partner and Senior Deputy General Counsel, joined Lord Abbett in 2007.

Scott S. Wallner (1955)	AML Compliance Officer	Elected in 2011	Assistant General Counsel, joined Lord Abbett in 2004.

Bernard J. Grzelak (1971)	Treasurer	Elected in 2003	Partner and Director of Fund Administration, joined Lord Abbett in 2003.

Please call 888-522-2388 for a copy of the statement of additional information, which contains further information about the Company’s Directors. It is available free upon request.

37

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

Tax Information

23% of the ordinary income distributions paid by the Fund during the fiscal year ended November 30, 2014 is qualified dividend income. For corporate shareholders, only 23% of the Fund’s ordinary income distributions qualified for the dividend received deduction.

In addition, of the distributions paid to shareholders during the fiscal year ended November 30, 2014, $22,156,966 and $88,053,101, respectively, represent short-term and long-term capital gains.

38

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.
Lord Abbett Research Fund, Inc.
Lord Abbett mutual fund shares are distributed by		LAGOF-2
LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Growth Opportunities Fund	(01/15)

2014 LORD ABBETT
ANNUAL REPORT

Lord Abbett

Small Cap Value Fund

For the fiscal year ended November 30, 2014

1	A Letter to Shareholders

4	Investment Comparison

5	Information About Your Fund’s Expenses and Holdings Presented by Sector

7	Schedule of Investments

12	Statement of Assets and Liabilities

14	Statement of Operations

15	Statements of Changes in Net Assets

16	Financial Highlights

24	Notes to Financial Statements

33	Report of Independent Registered Public Accounting Firm

34	Supplemental Information to Shareholders

Lord Abbett Research Fund
Lord Abbett Small Cap Value Fund
Annual Report

For the fiscal year ended November 30, 2014

Daria L. Foster, Director, President and Chief Executive Officer of the Lord Abbett Funds, and E. Thayer Bigelow, Independent Chairman of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this overview of the performance of Lord Abbett Small Cap Value Fund for the fiscal year ended November 30, 2014. On this page and the following pages, we discuss the major factors that influenced fiscal year performance. For detailed and more timely information about the Fund, please visit our Website at www.lordabbett.com, where you also can access the quarterly commentaries that provide updates on the Fund’s performance and other portfolio related updates.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Director, President and Chief Executive Officer

For the fiscal year ended November 30, 2014, the Fund returned 2.79%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the Russell 2000® Index,1 which returned 3.99% over the same period.

Over the course of the last twelve months, some of the world’s major central banks took action in an attempt to stimulate economic growth and battle the growing risk of crippling deflation. The U.S. Federal Reserve was successful in both tapering, and eventually ending, its Quantitative Easing program. The European Central Bank reduced the interest rate on its deposit facility into negative territory for the first time ever. The Bank of Japan announced an unexpected expansion of its own variation of quantitative easing. In addition, culminating a period marked by a dearth of volatility, October 2014 was struck by a sudden and meaningful increase in the Volatility Index, the VIX, which more than doubled in a single week’s span during which major indices fell by over 5%. However, despite this surge in volatility, the end of the 12-month period brought with it improved employment, manufacturing, and housing data in the United States. Interest rates, as measured by the 10-year U.S. Treasury Note, surprised many investors by steadily declining throughout the course of the year, reflecting both Fed policy and a slowdown in global economic growth. Investors favored large capitalization companies over small and within the small cap space, growth companies outpaced value companies for the period.

For the period, security selection within the health care sector was a large determinant of the Fund’s underperformance relative to the index. Medical imaging and security screening manufacturer Analogic Corp. saw its shares sell off due in part to the tightening of hospital and government spending coupled with a delay in security related orders in the United States. Shares of fellow health care holding Hanger, Inc. also suffered. The provider of orthotics and prosthetics experienced two rounds of disappointing earnings during the twelve month period that resulted in adjusted downward guidance from management.

Weakness from energy holding Sanchez Energy also detracted from the Fund’s relative performance. The independent onshore driller of oil and natural gas saw its stock price fall late in the period due in part to delays in the completion of several wells and weaker commodity prices.

On a positive note, security selection within the materials sector contributed to the Fund’s relative performance. Minerals Technologies Inc., a developer and producer of specialty mineral products, experienced record earnings in the third quarter of 2014. Management credited the success to the newly developed contributions made from a highly accretive acquisition made earlier in the year. Also from the materials sector, Boise Cascade Co. experienced similar success announcing third quarter results that significantly exceeded analysts’ expectations. Noted drivers of the company’s success were improved pricing and volumes across its business, as well as a more favorable tax rate than was expected.

Also contributing to the portfolio’s relative performance was strength from consumer discretionary holding Jack in the Box Inc. Shares of the restaurant company rose as same-store sales and earnings per share growth trended upward, particularly in its Qdoba business. Additionally, management was aggressive in its share-buyback program, which was well received by investors.

The Fund’s portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

1 The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index.

Unless otherwise specified, indexes reflect total return, with all dividends reinvested. Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information

Performance data quoted in the following pages reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month end by calling Lord Abbett at 888-522-2388 or referring to www.lordabbett.com.

Except where noted, comparative Fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Fund offers classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Fund’s prospectus.

The annual commentary above discusses the views of the Fund’s management and various portfolio holdings of the Fund as of November 30, 2014. These views and portfolio holdings may have changed after this date. Information provided in the commentary is not a recommendation to buy or sell securities. Because the Fund’s portfolio is actively managed and may change significantly, the Fund may no longer own the securities described above or may have otherwise changed its positions in the securities. For more recent information about the Fund’s portfolio holdings, please visit www.lordabbett.com.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund’s prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks including possible loss of principal amount invested.

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in both the Russell 2000® Index and the Russell 2000® Value Index, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable

Sales Charge for the Periods Ended November 30, 2014

	1 Year	5 Years	10 Years	Life of Class
Class A3	-3.13%	12.93%	8.82%	—
Class B4	-1.71%	13.24%	8.86%	—
Class C5	1.33%	13.49%	8.71%	—
Class F6	2.96%	14.50%	—	6.63%
Class I7	3.08%	14.61%	9.80%	—
Class P7	2.62%	14.10%	9.31%	—
Class R2[8]	2.44%	13.92%	—	8.24%
Class R3[8]	2.59%	14.06%	—	8.36%

1 Reflects the deduction of the maximum initial sales charge of 5.75%.

2 Performance for each unmanaged index does not reflect any fees or expenses. The performance of each index is not necessarily representative of the Fund’s performance.

3 Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 5.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended November 30, 2014, is calculated using the SEC-required uniform method to compute such return.

4 Performance reflects the deduction of a CDSC of 5% for 1 year, 2% for 5 years and 0% for 10 years. Class B shares automatically convert to Class A shares after approximately 8 years. (There is no initial sales charge for automatic conversions.) All returns for periods greater than 8 years reflect this conversion.

5 The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

6 Class F shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

7 Performance is at net asset value.

8 Class R2 and R3 shares commenced operations on March 24, 2008 and performance for the Class began March 31, 2008. Performance is at net asset value.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2014 through November 30, 2014).

Actual Expenses

For each class of the Fund, the first line of the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 6/1/14 – 11/30/14” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	6/1/14	11/30/14	6/1/14 – 11/30/14
Class A*
Actual	$1,000.00	$1,022.80	$6.14
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.00	$6.12
Class B
Actual	$1,000.00	$1,019.20	$9.77
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.39	$9.75
Class C
Actual	$1,000.00	$1,019.20	$9.72
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.44	$9.70
Class F
Actual	$1,000.00	$1,023.70	$5.17
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.95	$5.17
Class I
Actual	$1,000.00	$1,024.20	$4.72
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.41	$4.71
Class P
Actual	$1,000.00	$1,021.70	$6.99
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.15	$6.98
Class R2
Actual	$1,000.00	$1,021.10	$7.80
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.35	$7.79
Class R3
Actual	$1,000.00	$1,021.60	$7.09
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.05	$7.08

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.21% for Class A, 1.93% for Class B, 1.92% for Class C, 1.02% for Class F, 0.93% for Class I, 1.38% for Class P, 1.54% for Class R2 and 1.40% for Class R3) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).
*	The annualized expenses for Class A have been updated to 1.17%. Had the updated expenses been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class A	$5.93	$5.92

Portfolio Holdings Presented by Sector

November 30, 2014

Sector*	%**
Consumer Discretionary	10.01%
Consumer Staples	5.48%
Energy	3.57%
Financials	33.88%
Health Care	5.60%

Sector*	%**
Industrials	11.77%
Information Technology	13.82%
Materials	11.92%
Utilities	2.28%
Repurchase Agreement	1.67%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Schedule of Investments

November 30, 2014

		Fair
		Value
Investments	Shares	(000)
COMMON STOCKS 98.57%

Aerospace & Defense 3.31%
Astronics Corp.*	218,474	$10,710
Hexcel Corp.*	604,700	26,177
Teledyne Technologies, Inc.*	248,900	26,610
Total		63,497

Auto Components 0.45%
Gentherm, Inc.*	228,600	8,616

Banks 16.25%
City National Corp.	251,500	19,413
Columbia Banking System, Inc.	636,800	17,493
PacWest Bancorp	768,500	35,735
PrivateBancorp, Inc.	638,100	20,068
Prosperity Bancshares, Inc.	253,200	14,225
Renasant Corp.	697,309	19,650
Signature Bank*	172,900	20,968
South State Corp.	640,649	39,675
Square 1 Financial, Inc. Class A*	9,900	212
SVB Financial Group*	227,200	23,890
UMB Financial Corp.	247,100	13,712
Umpqua Holdings Corp.	1,726,400	29,331
ViewPoint Financial Group, Inc.	546,300	13,024
Western Alliance Bancorp*	1,662,647	43,944
Total		311,340

Building Products 1.01%
Advanced Drainage
Systems, Inc.	826,400	19,429

Capital Markets 2.03%
Ares Management LP	1,021,896	16,555
Stifel Financial Corp.*	461,000	22,372
Total		38,927

		Fair
		Value
Investments	Shares	(000)
Chemicals 4.42%
Minerals Technologies, Inc.	887,800	$65,901
PolyOne Corp.	501,600	18,710
Total		84,611

Commercial Services & Supplies 0.76%
Mobile Mini, Inc.	350,600	14,546

Construction & Engineering 2.22%
EMCOR Group, Inc.	571,300	24,766
Primoris Services Corp.	677,400	17,714
Total		42,480

Construction Materials 0.74%
Caesarstone Sdot-Yam Ltd.
(Israel)(a)	227,675	14,116

Containers & Packaging 1.77%
AptarGroup, Inc.	271,300	17,702
Berry Plastics Group, Inc.*	557,000	16,120
Total		33,822

Distributors 1.35%
Core-Mark Holding Co., Inc.	431,700	25,949

Electric: Utilities 1.47%
IDACORP, Inc.	454,500	28,229

Electronic Equipment, Instruments & Components 3.67%
Cognex Corp.*	238,747	9,720
Coherent, Inc.*	253,600	14,039
Littelfuse, Inc.	333,500	32,059
Rogers Corp.*	203,539	14,415
Total		70,233

Energy Equipment & Services 2.41%
Bristow Group, Inc.	289,569	18,561
Frank’s International NV (Netherlands)(a)	444,793	7,998
Gulfmark Offshore, Inc. Class A	439,500	11,449
Superior Energy Services, Inc.	421,800	8,145
Total		46,153

See Notes to Financial Statements.	7

Schedule of Investments (continued)

November 30, 2014

		Fair
		Value
Investments	Shares	(000)
Food & Staples Retailing 1.84%
Andersons, Inc. (The)	231,704	$12,521
Casey’s General Stores, Inc.	271,303	22,714
Total		35,235

Food Products 3.65%
Darling Ingredients, Inc.*	1,021,350	18,997
Diamond Foods, Inc.*	721,900	21,505
Pinnacle Foods, Inc.	864,400	29,416
Total		69,918

Gas Utilities 0.82%
South Jersey Industries, Inc.	273,700	15,623

Health Care Equipment & Supplies 0.98%
West Pharmaceutical
Services, Inc.	362,000	18,828

Health Care Providers & Services 4.63%
ExamWorks Group, Inc.*	491,800	19,352
HealthSouth Corp.	542,500	22,313
MEDNAX, Inc.*	300,700	19,684
PharMerica Corp.*	350,800	7,651
Team Health Holdings, Inc.*	345,700	19,760
Total		88,760

Hotels, Restaurants & Leisure 3.85%
Cheesecake Factory, Inc. (The)	548,000	26,539
Denny’s Corp.*	2,626,800	25,454
Jack in the Box, Inc.	292,700	21,806
Total		73,799

Information Technology Services 2.91%
Cardtronics, Inc.*	451,200	17,669
Jack Henry & Associates, Inc.	356,800	21,929
MAXIMUS, Inc.	308,300	16,152
Total		55,750

Insurance 4.87%
Allied World Assurance Co. Holdings AG (Switzerland)(a)	524,000	19,755
AmTrust Financial
Services, Inc.	215,800	11,075

		Fair
		Value
Investments	Shares	(000)
Argo Group International Holdings Ltd.	343,200	$19,370
HCC Insurance Holdings, Inc.	465,000	24,677
Hilltop Holdings, Inc.*	904,400	18,432
Total		93,309

Machinery 1.16%
Barnes Group, Inc.	602,829	22,142

Marine 1.06%
Kirby Corp.*	211,600	20,343

Media 1.28%
Cinemark Holdings, Inc.	677,500	24,600

Metals & Mining 2.85%
Allegheny Technologies, Inc.	560,600	18,886
Commercial Metals Co.	952,500	15,564
Reliance Steel &
Aluminum Co.	316,200	20,218
Total		54,668

Oil, Gas & Consumable Fuels 1.17%
Rice Energy, Inc.*	452,817	11,275
Sanchez Energy Corp.*	993,575	11,218
Total		22,493

Paper & Forest Products 2.18%
Boise Cascade Co.*	536,800	19,158
KapStone Paper and
Packaging Corp.*	757,300	22,621
Total		41,779

Real Estate Investment Trusts 8.04%
First Industrial Realty Trust, Inc.	1,234,130	24,497
LaSalle Hotel Properties	936,500	37,807
Parkway Properties, Inc.	547,600	10,667
Pebblebrook Hotel Trust	998,200	43,092
Retail Opportunity Investments Corp.	1,269,200	20,891
STAG Industrial, Inc.	712,400	16,984
Total		153,938

8	See Notes to Financial Statements.

Schedule of Investments (continued)

November 30, 2014

		Fair
		Value
Investments	Shares	(000)
Real Estate Management & Development 1.93%
Kennedy-Wilson
Holdings, Inc.	1,419,800	$36,901

Road & Rail 1.63%
Ryder System, Inc.	326,900	31,225

Semiconductors & Semiconductor Equipment 4.03%
Spansion, Inc. Class A*	1,140,600	26,656
Synaptics, Inc.*	366,401	23,079
Teradyne, Inc.	1,381,400	27,421
Total		77,156

Software 1.62%
Mentor Graphics Corp.	1,398,200	31,054

Specialty Retail 3.10%
ANN, Inc.*	630,600	23,162
Genesco, Inc.*	307,800	25,046
Penske Automotive
Group, Inc.	234,100	11,084
Total		59,292

Technology Hardware, Storage & Peripherals 1.63%
Electronics for
Imaging, Inc.*	702,900	31,244

Thrifts & Mortgage Finance 0.84%
Essent Group Ltd.*	641,800	16,173

Trading Companies & Distributors 0.64%
WESCO International, Inc.*	149,600	12,326

Total Common Stocks (cost $1,331,798,781)		1,888,504

	Principal	Fair
	Amount	Value
Investments	(000)	(000)
SHORT-TERM INVESTMENT 1.67%

Repurchase Agreement
Repurchase Agreement dated 11/28/2014, Zero Coupon due 12/1/2014 with Fixed Income Clearing Corp. collateralized by $18,275,000 of U.S. Treasury Bond at 9.875% due 11/15/2015 and $11,920,000 of U.S. Treasury Note at 4.50% due 2/15/2016; value: $32,728,769; proceeds: $32,081,824 (cost $32,081,824)	$32,082	$32,082
Total Investments in Securities 100.24% (cost $1,363,880,605)		1,920,586
Liabilities in Excess of Other Assets (0.24)%		(4,665)
Net Assets 100.00%		$1,915,921
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Financial Statements.	9

Schedule of Investments (concluded)

November 30, 2014

The following is a summary of the inputs used as of November 30, 2014 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)(3)	(000)	(000)	(000)	(000)
Common Stocks	$1,888,504	$—	$—	$1,888,504
Repurchase Agreement	—	32,082	—	32,082
Total	$1,888,504	$32,082	$—	$1,920,586

(1)	Refer to note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the fiscal year ended November 30, 2014.

10	See Notes to Financial Statements.

This page is intentionally left blank.

Statement of Assets and Liabilities

November 30, 2014

ASSETS:
Investments in securities, at fair value (cost $1,363,880,605)	$1,920,585,813
Receivables:
Dividends	1,784,241
Capital shares sold	951,753
Prepaid expenses and other assets	66,561
Total assets	1,923,388,368
LIABILITIES:
Payables:
Capital shares reacquired	4,832,880
Management fee	1,206,213
Directors’ fees	476,759
12b-1 distribution fees	256,680
Fund administration	64,331
To affiliate (See Note 3)	23,896
Accrued expenses	606,436
Total liabilities	7,467,195
NET ASSETS	$1,915,921,173
COMPOSITION OF NET ASSETS:
Paid-in capital	$938,809,054
Undistributed net investment income	2,162,722
Accumulated net realized gain on investments	418,244,189
Net unrealized appreciation on investments	556,705,208
Net Assets	$1,915,921,173

12	See Notes to Financial Statements.

Statement of Assets and Liabilities (concluded)

November 30, 2014

Net assets by class:
Class A Shares	$732,067,223
Class B Shares	$3,280,273
Class C Shares	$40,536,397
Class F Shares	$30,238,077
Class I Shares	$1,000,533,230
Class P Shares	$100,845,656
Class R2 Shares	$153,983
Class R3 Shares	$8,266,334
Outstanding shares by class:
Class A Shares (300 million shares of common stock authorized, $.001 par value)	21,780,649
Class B Shares (30 million shares of common stock authorized, $.001 par value)	121,408
Class C Shares (20 million shares of common stock authorized, $.001 par value)	1,499,161
Class F Shares (30 million shares of common stock authorized, $.001 par value)	898,243
Class I Shares (200 million shares of common stock authorized, $.001 par value)	27,441,286
Class P Shares (50 million shares of common stock authorized, $.001 par value)	3,060,214
Class R2 Shares (30 million shares of common stock authorized, $.001 par value)	4,680
Class R3 Shares (30 million shares of common stock authorized, $.001 par value)	250,180
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$33.61
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$35.66
Class B Shares-Net asset value	$27.02
Class C Shares-Net asset value	$27.04
Class F Shares-Net asset value	$33.66
Class I Shares-Net asset value	$36.46
Class P Shares-Net asset value	$32.95
Class R2 Shares-Net asset value	$32.90
Class R3 Shares-Net asset value	$33.04

See Notes to Financial Statements.	13

Statement of Operations

For the Year Ended November 30, 2014

Investment income:
Dividends (net of foreign withholding taxes of $49,104)	$30,921,064
Total investment income	30,921,064
Expenses:
Management fee	18,759,750
12b-1 distribution plan-Class A	2,742,793
12b-1 distribution plan-Class B	40,008
12b-1 distribution plan-Class C	418,922
12b-1 distribution plan-Class F	31,672
12b-1 distribution plan-Class P	581,386
12b-1 distribution plan-Class R2	1,144
12b-1 distribution plan-Class R3	44,765
Shareholder servicing	3,221,484
Fund administration	1,015,299
Subsidy (See Note 3)	463,409
Custody	125,675
Directors’ fees	114,260
Registration	111,808
Reports to shareholders	68,384
Professional	57,023
Other	77,878
Gross expenses	27,875,660
Expense reductions (See Note 8)	(1,911)
Net expenses	27,873,749
Net investment income	3,047,315
Net realized and unrealized gain (loss):
Net realized gain on investments	418,545,725
Net change in unrealized appreciation/depreciation on investments	(347,141,765)
Net realized and unrealized gain	71,403,960
Net Increase in Net Assets Resulting From Operations	$74,451,275

14	See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Year Ended November 30, 2014	For the Year Ended November 30, 2013
Operations:
Net investment income	$3,047,315	$7,071,433
Net realized gain on investments	418,545,725	834,482,484
Net change in unrealized appreciation/depreciation on investments	(347,141,765)	197,648,012
Net increase in net assets resulting from operations	74,451,275	1,039,201,929
Distributions to shareholders from:
Net investment income
Class A	—	(9,106,295)
Class C	—	(64,809)
Class F	(16,608)	(509,970)
Class I	(2,802,819)	(18,526,508)
Class P	—	(1,048,215)
Class R2	—	(28,482)
Class R3	—	(57,505)
Net realized gain
Class A	(277,385,635)	(28,188,535)
Class B	(1,291,461)	(165,109)
Class C	(11,631,329)	(1,003,927)
Class F	(9,415,420)	(1,183,708)
Class I	(380,080,796)	(39,673,471)
Class P	(38,645,196)	(4,316,043)
Class R2	(61,099)	(155,121)
Class R3	(2,185,459)	(265,780)
Total distributions to shareholders	(723,515,822)	(104,293,478)
Capital share transactions (Net of share conversions) (See Note 12):
Net proceeds from sales of shares	316,849,341	496,471,086
Reinvestment of distributions	672,761,954	96,343,411
Cost of shares reacquired	(1,884,401,765)	(1,486,077,065)
Net decrease in net assets resulting from capital share transactions	(894,790,470)	(893,262,568)
Net increase (decrease) in net assets	(1,543,855,017)	41,645,883
NET ASSETS:
Beginning of year	$3,459,776,190	$3,418,130,307
End of year	$1,915,921,173	$3,459,776,190
Undistributed net investment income	$2,162,722	$1,096,172

See Notes to Financial Statements.	15

Financial Highlights

	Class A Shares
	Year Ended 11/30
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$42.09	$32.24	$29.68	$28.93	$22.87
Investment operations:
Net investment income (loss)(a)	(.01)	.02	.18	(.07)	— (b)
Net realized and unrealized gain	.94	10.81	2.38	.82	6.06
Total from investment operations	.93	10.83	2.56	.75	6.06
Distributions to shareholders from:
Net investment income	—	(.24)	—	— (b)	—
Net realized gain	(9.41)	(.74)	—	—	—
Total distributions	(9.41)	(.98)	—	— (b)	—
Net asset value, end of year	$33.61	$42.09	$32.24	$29.68	$28.93
Total Return(c)	2.79%	34.52%	8.63%	2.60%	26.50%
Ratios to Average Net Assets:
Expenses, including expense reductions	1.24%	1.23%	1.23%	1.23%	1.25%
Expenses, excluding expense reductions	1.24%	1.23%	1.23%	1.23%	1.25%
Net investment income (loss)	(.02)%	.05%	.57%	(.22)%	(.01)%

Supplemental Data:
Net assets, end of year (000)	$732,067	$1,253,920	$1,247,956	$1,470,064	$1,608,846
Portfolio turnover rate	30.70%	71.13%	28.91%	41.95%	42.28%
(a)	Calculated using average shares outstanding during the year.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

16	See Notes to Financial Statements.

Financial Highlights (continued)

	Class B Shares
	Year Ended 11/30
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$35.87	$27.57	$25.56	$25.09	$19.97
Investment operations:
Net investment loss(a)	(.20)	(.19)	(.04)	(.25)	(.17)
Net realized and unrealized gain	.76	9.23	2.05	.72	5.29
Total from investment operations	.56	9.04	2.01	.47	5.12
Distributions to shareholders from:
Net realized gain	(9.41)	(.74)	—	—	—
Net asset value, end of year	$27.02	$35.87	$27.57	$25.56	$25.09
Total Return(b)	2.06%	33.64%	7.82%	1.87%	25.64%
Ratios to Average Net Assets:
Expenses, including expense reductions	1.95%	1.92%	1.93%	1.92%	1.95%
Expenses, excluding expense reductions	1.95%	1.92%	1.93%	1.92%	1.95%
Net investment loss	(.73)%	(.61)%	(.15)%	(.91)%	(.73)%

Supplemental Data:
Net assets, end of year (000)	$3,280	$4,938	$6,406	$9,612	$14,612
Portfolio turnover rate	30.70%	71.13%	28.91%	41.95%	42.28%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.	17

Financial Highlights (continued)

	Class C Shares
	Year Ended 11/30
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$35.89	$27.63	$25.61	$25.14	$20.01
Investment operations:
Net investment loss(a)	(.19)	(.21)	(.03)	(.24)	(.17)
Net realized and unrealized gain	.75	9.26	2.05	.71	5.30
Total from investment operations	.56	9.05	2.02	.47	5.13
Distributions to shareholders from:
Net investment income	—	(.05)	—	—	—
Net realized gain	(9.41)	(.74)	—	—	—
Total distributions	(9.41)	(.79)	—	—	—
Net asset value, end of year	$27.04	$35.89	$27.63	$25.61	$25.14
Total Return(b)	2.09%	33.56%	7.89%	1.87%	25.64%
Ratios to Average Net Assets:
Expenses, including expense reductions	1.94%	1.93%	1.92%	1.92%	1.95%
Expenses, excluding expense reductions	1.94%	1.93%	1.92%	1.92%	1.95%
Net investment loss	(.72)%	(.65)%	(.12)%	(.90)%	(.72)%

Supplemental Data:
Net assets, end of year (000)	$40,536	$44,246	$37,988	$41,597	$46,980
Portfolio turnover rate	30.70%	71.13%	28.91%	41.95%	42.28%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

18	See Notes to Financial Statements.

Financial Highlights (continued)

	Class F Shares
	Year Ended 11/30
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$42.10	$32.26	$29.64	$28.90	$22.80
Investment operations:
Net investment income(a)	.07	.09	.26	— (b)	.05
Net realized and unrealized gain	.92	10.81	2.36	.80	6.05
Total from investment operations	.99	10.90	2.62	.80	6.10
Distributions to shareholders from:
Net investment income	(.02)	(.32)	—	(.06)	—
Net realized gain	(9.41)	(.74)	—	—	—
Total distributions	(9.43)	(1.06)	—	(.06)	—
Net asset value, end of year	$33.66	$42.10	$32.26	$29.64	$28.90
Total Return(c)	2.96%	34.81%	8.84%	2.76%	26.75%
Ratios to Average Net Assets:
Expenses, including expense reductions	1.04%	1.03%	1.03%	1.04%	1.05%
Expenses, excluding expense reductions	1.04%	1.03%	1.03%	1.04%	1.05%
Net investment income	.20%	.24%	.83%	.01%	.19%

Supplemental Data:
Net assets, end of year (000)	$30,238	$46,280	$52,084	$32,597	$27,236
Portfolio turnover rate	30.70%	71.13%	28.91%	41.95%	42.28%
(a)	Calculated using average shares outstanding during the year.
(b)	Amount is less than $.01.
(c)	Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.	19

Financial Highlights (continued)

	Class I Shares
	Year Ended 11/30
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$44.83	$34.28	$31.46	$30.67	$24.17
Investment operations:
Net investment income(a)	.10	.14	.30	.03	.08
Net realized and unrealized gain	1.01	11.49	2.52	.85	6.42
Total from investment operations	1.11	11.63	2.82	.88	6.50
Distributions to shareholders from:
Net investment income	(.07)	(.34)	—	(.09)	—
Net realized gain	(9.41)	(.74)	—	—	—
Total distributions	(9.48)	(1.08)	—	(.09)	—
Net asset value, end of year	$36.46	$44.83	$34.28	$31.46	$30.67
Total Return(b)	3.08%	34.93%	8.96%	2.84%	26.89%
Ratios to Average Net Assets:
Expenses, including expense reductions	.95%	.93%	.93%	.93%	.95%
Expenses, excluding expense reductions	.95%	.93%	.93%	.93%	.95%
Net investment income	.27%	.35%	.88%	.09%	.30%

Supplemental Data:
Net assets, end of year (000)	$1,000,533	$1,923,378	$1,862,546	$1,855,748	$1,692,837
Portfolio turnover rate	30.70%	71.13%	28.91%	41.95%	42.28%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

20	See Notes to Financial Statements.

Financial Highlights (continued)

	Class P Shares
	Year Ended 11/30
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$41.50	$31.79	$29.31	$28.62	$22.66
Investment operations:
Net investment income (loss)(a)	(.06)	(.03)	.13	(.11)	(.04)
Net realized and unrealized gain	.92	10.66	2.35	.80	6.00
Total from investment operations	.86	10.63	2.48	.69	5.96
Distributions to shareholders from:
Net investment income	—	(.18)	—	—	—
Net realized gain	(9.41)	(.74)	—	—	—
Total distributions	(9.41)	(.92)	—	—	—
Net asset value, end of year	$32.95	$41.50	$31.79	$29.31	$28.62
Total Return(b)	2.62%	34.32%	8.46%	2.41%	26.30%
Ratios to Average Net Assets:
Expenses, including expense reductions	1.40%	1.38%	1.38%	1.38%	1.40%
Expenses, excluding expense reductions	1.40%	1.38%	1.38%	1.38%	1.40%
Net investment income (loss)	(.18)%	(.09)%	.42%	(.37)%	(.16)%

Supplemental Data:
Net assets, end of year (000)	$100,846	$174,584	$192,603	$231,655	$295,973
Portfolio turnover rate	30.70%	71.13%	28.91%	41.95%	42.28%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.	21

Financial Highlights (continued)

	Class R2 Shares
	Year Ended 11/30
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$41.51	$31.81	$29.37	$28.72	$22.77
Investment operations:
Net investment income (loss)(a)	(.11)	.01	.09	(.11)	(.11)
Net realized and unrealized gain	.91	10.57	2.35	.76	6.06
Total from investment operations	.80	10.58	2.44	.65	5.95
Distributions to shareholders from:
Net investment income	—	(.14)	—	—	—
Net realized gain	(9.41)	(.74)	—	—	—
Total distributions	(9.41)	(.88)	—	—	—
Net asset value, end of year	$32.90	$41.51	$31.81	$29.37	$28.72
Total Return(b)	2.44%	34.08%	8.31%	2.26%	26.13%
Ratios to Average Net Assets:
Expenses, including expense reductions	1.56%	1.53%	1.53%	1.56%	1.54%
Expenses, excluding expense reductions	1.56%	1.53%	1.53%	1.56%	1.54%
Net investment income (loss)	(.35)%	.04%	.28%	(.38)%	(.41)%

Supplemental Data:
Net assets, end of year (000)	$154	$268	$6,910	$7,205	$78
Portfolio turnover rate	30.70%	71.13%	28.91%	41.95%	42.28%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

22	See Notes to Financial Statements.

Financial Highlights (concluded)

	Class R3 Shares
	Year Ended 11/30
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$41.60	$31.85	$29.38	$28.69	$22.73
Investment operations:
Net investment income (loss)(a)	(.06)	(.05)	.12	(.11)	(.04)
Net realized and unrealized gain	.91	10.70	2.35	.80	6.00
Total from investment operations	.85	10.65	2.47	.69	5.96
Distributions to shareholders from:
Net investment income	—	(.16)	—	—	—
Net realized gain	(9.41)	(.74)	—	—	—
Total distributions	(9.41)	(.90)	—	—	—
Net asset value, end of year	$33.04	$41.60	$31.85	$29.38	$28.69
Total Return(b)	2.59%	34.30%	8.41%	2.41%	26.22%
Ratios to Average Net Assets:
Expenses, including expense reductions	1.42%	1.42%	1.42%	1.42%	1.45%
Expenses, excluding expense reductions	1.42%	1.42%	1.42%	1.42%	1.45%
Net investment income (loss)	(.19)%	(.14)%	.39%	(.37)%	(.16)%

Supplemental Data:
Net assets, end of year (000)	$8,266	$12,162	$11,635	$10,907	$5,190
Portfolio turnover rate	30.70%	71.13%	28.91%	41.95%	42.28%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.	23

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett Research Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law on April 6, 1992. The Company currently consists of three separate funds. This report covers one of the funds and its classes: Small-Cap Value Series (“Small Cap Value Fund” or the “Fund”).

The Fund’s investment objective is long-term capital appreciation. The Fund has eight classes of shares: Class A, B, C, F, I, P, R2 and R3, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in the Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. The Fund is open to certain new investors on a limited basis as set forth in the Fund’s prospectus. The Fund no longer issues Class B shares for purchase. The Fund’s Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Fund’s prospectus.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number

Notes to Financial Statements (continued)

of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended November 30, 2011 through November 30, 2014. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a

Notes to Financial Statements (continued)

result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(h)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of November 30, 2014 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the fiscal year then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Financial Statements (continued)

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rates:

First $2 billion	.75%
Over $2 billion	.70%

For the fiscal year ended November 30, 2014, the effective management fee was at an annualized rate of 0.74% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

The Fund, along with certain other funds managed by Lord Abbett (collectively, the “Underlying Funds”), has entered into a Servicing Arrangement with Lord Abbett Alpha Strategy Fund (a “Fund of Funds”), pursuant to which the Underlying Fund pays a portion of the expense (excluding management fees and distribution and service fees) of the applicable Fund of Funds in proportion to the average daily value of the Underlying Fund shares owned by each Fund of Funds. Amounts paid pursuant to the Servicing Arrangement, if applicable, are included in Subsidy expense on the Fund’s Statement of Operations and Payable to affiliates on the Fund’s Statement of Assets and Liabilities.

As of November 30, 2014, the percentage of the Fund’s outstanding shares owned by Lord Abbett Alpha Strategy Fund was 12.81%.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following maximum annual rates have been approved by the Board pursuant to the plan:

Fees*	Class A(1)	Class B	Class C	Class F	Class P	Class R2	Class R3
Service	.25%	.25%	.25%	—	.25%	.25%	.25%
Distribution	—	.75%	.75%	.10%	.20%	.35%	.25%

*	The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.
(1)	Prior to October 1, 2014, the Class A 12b-1 fee was .30% (.25% service, .05% distribution) of the Fund’s average daily net assets.

Class I shares do not have a distribution plan.

Notes to Financial Statements (continued)

Commissions

Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the fiscal year ended November 30, 2014:

Distributor Commissions	Dealers’ Concessions
$57,329	$314,291

Distributor received CDSCs of $3,132 and $2,792 for Class A and Class C shares, respectively, for the fiscal year ended November 30, 2014.

A Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

Subsequent to the Fund’s fiscal year ended November 30, 2014, net investment income, short-term capital gain, and long-term capital gain distributions of approximately $2,640,000, $56,577,000 and $361,967,000, respectively, were declared by the Fund on December 11, 2014. The distributions were paid on December 19, 2014 to shareholders of record on December 18, 2014.

The tax character of distributions paid during the fiscal years ended November 30, 2014 and 2013 was as follows:

	Year Ended 11/30/2014	Year Ended 11/30/2013
Distributions paid from:
Ordinary income	$71,403,938	$29,330,235
Net long-term capital gains	652,111,884	74,963,243
Total distributions paid	$723,515,822	$104,293,478

As of November 30, 2014, the components of accumulated gains on a tax-basis were as follows:

Undistributed ordinary income – net	$59,212,520
Undistributed long-term capital gains	361,964,582
Total undistributed earnings	421,177,102
Temporary differences	(476,759)
Unrealized gains – net	556,411,776
Total accumulated gains – net	$977,112,119

Notes to Financial Statements (continued)

As of November 30, 2014, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$1,364,174,037
Gross unrealized gain	580,172,313
Gross unrealized loss	(23,760,537)
Net unrealized security gain	$556,411,776

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities and wash sales.

Permanent items identified during the fiscal year ended November 30, 2014 have been reclassified among the components of net assets based on their tax basis treatment as follows:

Undistributed Net Investment Income	Accumulated Net Realized Gain
$838,662	$(838,662)

The permanent differences are attributable to the tax treatment of certain distributions and certain securities.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the fiscal year ended November 30, 2014 were as follows:

Purchases	Sales
$775,292,461	$2,352,124,256

There were no purchases or sales of U.S. Government securities for the fiscal year ended November 30, 2014.

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011–11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011–11”). These disclosure requirements are intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. In addition, FASB issued Accounting Standards Update No. 2013–01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013–01”), specifying which transactions are subject to disclosures about offsetting.

The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between the Fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Fund and the applicable counterparty:

Notes to Financial Statements (continued)

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$32,081,824	$ —	$32,081,824
Total	$32,081,824	$ —	$32,081,824

	Net Amounts of	Amounts Not Offset in the Statement of Assets and Liabilities
	Assets Presented		Cash	Securities
	in the Statement of	Financial	Collateral	Collateral	Net
Counterparty	Assets and Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Fixed Income Clearing Corp.	$32,081,824	$ —	$ —	$(32,081,824)	$ —
Total	$32,081,824	$ —	$ —	$(32,081,824)	$ —

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of November 30, 2014.

7.	DIRECTORS’ REMUNERATION

The Company’s officers and a Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

9.	LINE OF CREDIT

Effective June 30, 2014, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) participate in a $500 million unsecured revolving credit facility (the “Facility”) with State Street Bank and Trust Company (“SSB”). The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million based on past borrowings and likelihood of future borrowings. Each Participating Fund bears its ratable share of the $525,000 annual Facility fee based on the maximum amount the Fund can borrow under the Facility. This amount is included for the Fund in Other expenses in the Statement of Operations. Any borrowings under the Facility will incur interest at current market rates as set forth in the credit agreement.

Notes to Financial Statements (continued)

Prior to June 30, 2014, the Fund and certain other funds managed by Lord Abbett participated in a Facility with SSB. The amounts that were available under the Facility were (i) the lesser of either $250,000,000 or 33.33% of total assets per participating fund and (ii) $350,000,000 in the aggregate for all participating funds.

During fiscal year ended November 30, 2014, the Fund did not utilize the Facility.

10.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

11.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with small company value stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. Small company value stocks may perform differently than the market as a whole and other types of stocks, such as large company stocks or growth stocks. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, small cap company stocks may be more volatile and less liquid than large cap company stocks. Also, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

These factors can affect the Fund’s performance.

12.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Year Ended November 30, 2014		Year Ended November 30, 2013
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	3,759,950	$124,944,203	5,129,907	$186,569,254
Converted from Class B*	28,855	953,745	42,571	1,547,735
Reinvestment of distributions	7,687,485	251,918,889	1,050,275	33,598,304
Shares reacquired	(19,484,529)	(648,755,948)	(15,139,331)	(555,902,777)
Decrease	(8,008,239)	$(270,939,111)	(8,916,578)	$(334,187,484)

Class B Shares
Shares sold	6,084	$166,647	5,445	$179,548
Reinvestment of distributions	46,768	1,240,293	5,789	158,860
Shares reacquired	(33,360)	(896,999)	(56,166)	(1,729,227)
Converted to Class A*	(35,762)	(953,745)	(49,771)	(1,547,735)
Decrease	(16,270)	$(443,804)	(94,703)	$(2,938,554)

Notes to Financial Statements (concluded)

	Year Ended November 30, 2014		Year Ended November 30, 2013
Class C Shares	Shares	Amount	Shares	Amount
Shares sold	243,252	$6,544,557	61,449	$1,980,852
Reinvestment of distributions	315,798	8,381,268	27,590	757,626
Shares reacquired	(292,841)	(7,850,904)	(231,075)	(7,263,109)
Increase (decrease)	266,209	$7,074,921	(142,036)	$(4,524,631)

Class F Shares
Shares sold	333,879	$11,059,928	237,584	$8,585,192
Reinvestment of distributions	214,774	7,035,990	38,136	1,217,697
Shares reacquired	(749,787)	(25,562,792)	(790,861)	(30,739,857)
Decrease	(201,134)	$(7,466,874)	(515,141)	$(20,936,968)

Class I Shares
Shares sold	4,469,996	$161,085,330	7,114,851	$272,587,932
Reinvestment of distributions	10,248,517	363,309,951	1,610,986	54,741,286
Shares reacquired	(30,180,591)	(1,106,879,576)	(20,155,168)	(780,309,881)
Decrease	(15,462,078)	$(582,484,295)	(11,429,331)	$(452,980,663)

Class P Shares
Shares sold	319,328	$10,464,958	595,391	$21,355,336
Reinvestment of distributions	1,200,647	38,636,814	169,783	5,363,447
Shares reacquired	(2,666,223)	(87,697,893)	(2,616,780)	(93,676,049)
Decrease	(1,146,248)	$(38,596,121)	(1,851,606)	$(66,957,266)

Class R2 Shares
Shares sold	3,745	$123,362	9,279	$327,573
Reinvestment of distributions	1,657	53,303	5,779	182,905
Shares reacquired	(7,172)	(225,790)	(225,807)	(8,199,961)
Decrease	(1,770)	$(49,125)	(210,749)	$(7,689,483)

Class R3 Shares
Shares sold	74,816	$2,460,356	137,353	$4,885,399
Reinvestment of distributions	67,724	2,185,446	10,208	323,286
Shares reacquired	(184,728)	(6,531,863)	(220,461)	(8,256,204)
Decrease	(42,188)	$(1,886,061)	(72,900)	$(3,047,519)

*	Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Lord Abbett Research Fund, Inc. and the Shareholders of Small-Cap Value Series:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Small-Cap Value Series, one of the three funds constituting the Lord Abbett Research Fund, Inc. (the “Company”) as of November 30, 2014, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2014, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Small-Cap Value Series of the Lord Abbett Research Fund, Inc. as of November 30, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
New York, New York
January 16, 2015

Basic Information About Management

The Board is responsible for the management of the business and affairs of the Company in accordance with the laws of the State of Maryland. The Board elects officers who are responsible for the day-to-day operations of the Fund and who execute policies authorized by the Board. The Board also approves an investment adviser to each Fund and continues to monitor the cost and quality of the services the investment adviser provides, and annually considers whether to renew the contract with the adviser. Generally, each Director holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Company’s organizational documents.

Lord Abbett, a Delaware limited liability company, is the Fund’s investment adviser. Designated Lord Abbett personnel are responsible for the day-to-day management of the Fund.

Interested Directors

Ms. Foster is affiliated with Lord Abbett and is an “interested person” of the Company as defined in the Act. Ms. Foster is a director/trustee and officer of each of the 12 investment companies in the Lord Abbett Family of Funds, which consist of 56 portfolios or series.

Name, Address and Year of Birth	Current Position and Length of Service with the Company	Principal Occupation and Other Directorships During the Past Five Years
Daria L. Foster Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1954)	Director and President since 2006; Chief Executive Officer since 2012	Principal Occupation: Managing Partner of Lord Abbett (since 2007), and was formerly Director of Marketing and Client Service, joined Lord Abbett in 1990.
Other Directorships: None.

Independent Directors

The following Independent Directors also are directors/trustees of each of the 12 investment companies in the Lord Abbett Family of Funds, which consist of 56 portfolios or series.

Name, Address and Year of Birth	Current Position and Length of Service with the Company	Principal Occupation and Other Directorships During the Past Five Years
E. Thayer Bigelow Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1941)	Director since 1996; Chairman since 2013

Principal Occupation: Managing General Partner, Bigelow Media, LLC (since 2000); Senior Adviser, Time Warner Inc. (1998 – 2000).

Other Directorships: Currently serves as director of Crane Co. (since 1984) and Huttig Building Products Inc. (since 1998). Previously served as a director of R.H. Donnelley Inc. (2009 – 2010).

Robert B. Calhoun, Jr. Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1942)	Director since 1998	Principal Occupation: Senior Advisor of Monitor Clipper Partners, a private equity investment fund (since 1997); President of Clipper Asset Management Corp. (1991 – 2009). Other Directorships: None.

Basic Information About Management (continued)

Name, Address and Year of Birth	Current Position and Length of Service with the Company	Principal Occupation and Other Directorships During the Past Five Years
Eric C. Fast Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1949)	Director since 2014

Principal Occupation: Chief Executive Officer of Crane Co., an industrial products company (2001–2014).

Other Directorships: Currently serves as director of Automatic Data Processing, Inc. (since 2007) and Regions Financial Corporation (since 2010). Previously served as a director of Crane Co. (1999 – 2014).

Evelyn E. Guernsey Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1955)	Director since 2011	Principal Occupation: CEO, Americas of J.P. Morgan Asset Management (2004 – 2010). Other Directorships: None.

Julie A. Hill Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1946)	Director since 2004

Principal Occupation: Owner and CEO of The Hill Company, a business consulting firm (since 1998).

Other Directorships: Currently serves as director of Anthem, Inc., a health benefits company (since 1994).

Franklin W. Hobbs Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2001

Principal Occupation: Advisor of One Equity Partners, a private equity firm (since 2004).

Other Directorships: Currently serves as director and Chairman of the Board of Ally Financial Inc., a financial services firm (since 2009), and as director of Molson Coors Brewing Company (since 2002).

James M. McTaggart Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2012

Principal Occupation: Independent management advisor and consultant (since 2012); Vice President, CRA International, Inc. (doing business as Charles River Associates), a global management consulting firm (2009 – 2012); Founder and Chairman of Marakon Associates, Inc., a strategy consulting firm (1978 – 2009); and Officer and Director of Trinsum Group, a holding company (2007 – 2009).

Other Directorships: Currently serves as director of Blyth, Inc., a home products company (since 2004).

James L.L. Tullis Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2006

Principal Occupation: CEO of Tullis-Dickerson and Co. Inc., a venture capital management firm (since 1990); CEO of Tullis Health Investors Inc. (since 2012).

Other Directorships: Currently serves as director of Crane Co. (since 1998).

Officers

None of the officers listed below have received compensation from the Company. All of the officers of the Company also may be officers of the other Lord Abbett Funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302. Unless otherwise indicated, the position(s) and title(s) listed under the “Principal Occupation During the Past Five Years” column indicate each officer’s position(s) and title(s) with Lord Abbett.

Basic Information About Management (continued)

Name and Year of Birth	Current Position with the Company	Length of Service of Current Position	Principal Occupation During the Past Five Years
Daria L. Foster (1954)	President and Chief Executive Officer	Elected as President in 2006 and Chief Executive Officer in 2012	Managing Partner of Lord Abbett (since 2007), and was formerly Director of Marketing and Client Service, joined Lord Abbett in 1990.

Robert I. Gerber (1954)	Executive Vice President	Elected in 2007	Partner and Chief Investment Officer (since 2007), joined Lord Abbett in 1997 as Director of Taxable Fixed Income Management.

Thomas B. Maher (1967)	Executive Vice President	Elected in 2013	Partner and Portfolio Manager, joined Lord Abbett in 2003.

Justin C. Maurer (1969)	Executive Vice President	Elected in 2013	Partner and Portfolio Manager, joined Lord Abbett in 2001.

Walter H. Prahl (1958)	Executive Vice President	Elected in 2012	Partner and Director, joined Lord Abbett in 1997.

Frederick J. Ruvkun (1957)	Executive Vice President	Elected in 2012	Partner and Director, joined Lord Abbett in 2006.

Paul J. Volovich (1973)	Executive Vice President	Elected in 2004	Partner and Director, joined Lord Abbett in 1997.

John W. Ashbrook (1964)	Vice President and Assistant Secretary	Elected in 2014	Senior Counsel, joined Lord Abbett in 2008.

Joan A. Binstock (1954)	Chief Financial Officer and Vice President	Elected in 1999	Partner and Chief Financial and Operations Officer, joined Lord Abbett in 1999.

Brooke A. Fapohunda (1975)	Vice President and Assistant Secretary	Elected in 2014	Assistant General Counsel, joined Lord Abbett in 2006 and was formerly Vice President and Legal Counsel at Credit Suisse Asset Management LLC and Associate at Willkie Farr & Gallagher LLP.

John K. Forst (1960)	Vice President and Assistant Secretary	Elected in 2005	Partner and Deputy General Counsel, joined Lord Abbett in 2004.

Anthony W. Hipple (1964)	Vice President	Elected in 2014	Portfolio Manager, joined Lord Abbett in 2002.

Basic Information About Management (concluded)

Name and Year of Birth	Current Position with the Company	Length of Service of Current Position	Principal Occupation During the Past Five Years
Lawrence H. Kaplan (1957)	Vice President and Secretary	Elected in 1997	Partner and General Counsel, joined Lord Abbett in 1997.

David J. Linsen (1974)	Vice President	Elected in 2008	Partner and Director, joined Lord Abbett in 2001.

Joseph M. McGill (1962)	Chief Compliance Officer	Elected in 2014	Chief Compliance Officer, joined Lord Abbett in 2014 and was formerly a Managing Director and Chief Compliance Officer at UBS Global Asset Management (2003 – 2013).

A. Edward Oberhaus, III (1959)	Vice President	Elected in 1996	Partner and Director, joined Lord Abbett in 1983.

Lawrence B. Stoller (1963)	Vice President and Assistant Secretary	Elected in 2007	Partner and Senior Deputy General Counsel, joined Lord Abbett in 2007.

Scott S. Wallner (1955)	AML Compliance Officer	Elected in 2011	Assistant General Counsel, joined Lord Abbett in 2004.

Bernard J. Grzelak (1971)	Treasurer	Elected in 2003	Partner and Director of Fund Administration, joined Lord Abbett in 2003.

Please call 888–522–2388 for a copy of the statement of additional information, which contains further information about the Company’s Directors. It is available free upon request.

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888–522–2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888–522–2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888–522–2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

Tax Information

43% of the ordinary income distributions paid by the Fund during the fiscal year ended November 30, 2014 is qualified dividend income. For corporate shareholders, 42% of the Fund’s ordinary income distributions qualified for the dividends received deduction.

In addition, of the distributions paid to shareholders during the fiscal year ended November 30, 2014, $69,861,657 and $652,111,884, respectively, represent short-term and long-term capital gains.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.
Lord Abbett Research Fund, Inc.
Lord Abbett mutual fund shares are distributed by		LARF-2
LORD ABBETT DISTRIBUTOR LLC.	Small-Cap Value Series	(01/15)

Item 2:	Code of Ethics.

(a)	In accordance with applicable requirements, the Registrant adopted a Sarbanes-Oxley Code of Ethics on June 19, 2003 that applies to the principal executive officer and senior financial officers of the Registrant (“Code of Ethics”). The Code of Ethics was in effect during the fiscal year ended November 30, 2014 (the “Period”).

(b)	Not applicable.

(c)	The Registrant has not amended the Code of Ethics as described in Form N-CSR during the Period.

(d)	The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

(e)	Not applicable.

(f)	See Item 12(a)(1) concerning the filing of the Code of Ethics.

Item 3:	Audit Committee Financial Expert.

The Registrant’s board of directors has determined that each of the following independent directors who are members of the audit committee is an audit committee financial expert: E. Thayer Bigelow and Robert B. Calhoun, Jr. Each of these persons is independent within the meaning of the Form N-CSR.

Item 4:	Principal Accountant Fees and Services.

In response to sections (a), (b), (c) and (d) of Item 4, the aggregate fees billed to the Registrant for the fiscal years ended November 30, 2014 and 2013 by the Registrant’s principal accounting firm, Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu and their respective affiliates (collectively, “Deloitte”) were as follows:

	Fiscal year ended:
	2014	2013
Audit Fees {a}	$126,100	$127,000
Audit-Related Fees	- 0 -	- 0 -
Total audit and audit-related fees	126,100	127,000

Tax Fees {b}	24,882	31,723
All Other Fees	- 0 -	- 0 -

Total Fees	$150,982	$158,723

{a} Consists of fees for audits of the Registrant’s annual financial statements.

{b} Fees for the fiscal year ended November 30, 2014 and 2013 consist of fees for preparing the U.S. Income Tax Return for Regulated Investment Companies, New Jersey Corporation Business Tax Return, New Jersey Annual Report Form, U.S. Return of Excise Tax on Undistributed Income of Investment Companies, IRS Forms 1099-MISC and 1096 Annual Summary and Transmittal of U.S. Information Returns.

(e) (1) Pursuant to Rule 2-01(c) (7) of Regulation S-X, the Registrant’s Audit Committee has adopted pre-approval policies and procedures. Such policies and procedures generally provide that the Audit Committee must pre-approve:

•   any audit, audit-related, tax, and other services to be provided to the Lord Abbett Funds, including the Registrant, and

•   any audit-related, tax, and other services to be provided to the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to one or more Funds comprising the Registrant if the engagement relates directly to operations and financial reporting of a Fund, by the independent auditor to assure that the provision of such services does not impair the auditor’s independence.

The Audit Committee has delegated pre-approval authority to its Chairman, subject to a fee limit of $10,000 per event, and not to exceed $25,000 annually. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. Unless a type of service to be provided by the independent auditor has received general pre-approval, it must be pre-approved by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

(e) (2) The Registrant’s Audit Committee has approved 100% of the services described in this Item 4 (b) through (d).

(f) Not applicable.

(g) The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant are shown above in the response to Item 4 (a), (b), (c) and (d) as “All Other Fees”.

The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant’s investment adviser, Lord, Abbett & Co. LLC (“Lord Abbett”), for the fiscal years ended November 30, 2014 and 2013 were:

	Fiscal year ended:
	2014	2013
All Other Fees {a}	$185,734	$180,602

{a} Consist of fees for Independent Services Auditors’ Report on Controls Placed in Operation and Tests of Operating Effectiveness related to Lord Abbett’s Asset Management Services (“SOC-1 Report”).

The aggregate non-audit fees billed by Deloitte for services rendered to entities under the common control of Lord Abbett for the fiscal years ended November 30, 2014 and 2013 were:

	Fiscal year ended:
	2014	2013
All Other Fees	$ - 0 -	$ - 0 -

(h) The Registrant’s Audit Committee has considered the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to Rule 2-01 (c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining Deloitte’s independence.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Investments.

Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	The Lord Abbett Family of Funds Sarbanes Oxley Code of Ethics for the Principal Executive Officer and Senior Financial Officers is attached hereto as part of Ex-99. CODEETH.

(a)(2)	Certification of each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT RESEARCH FUND, INC.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: January 16, 2015

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: January 16, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: January 16, 2015

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: January 16, 2015